As filed with the Securities and Exchange Commission on August 13, 2009	OMB APPROVAL
Registration No. 811-5724	OMB Number: 3235-0336 Expires March 31, 2008 Estimated average burden hours per response 1312.9

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     / X /

PRE-EFFECTIVE AMENDMENT NO. __     / /

POST-EFFECTIVE AMENDMENT NO. __     / /

OPPENHEIMER STRATEGIC INCOME FUND

[GRAPHIC OMITTED]

(Exact Name of Registrant as Specified in Charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

[GRAPHIC OMITTED]

(Address of Principal Executive Offices)

303-768-3200

[GRAPHIC OMITTED]

(Registrant's Area Code and Telephone Number)

Robert G. Zack, Esq.
Executive Vice President & General Counsel
OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street
New York, New York 10148
(212) 323-0250

[GRAPHIC OMITTED]

(Name and Address of Agent for Service)

As soon as practicable after the Registration Statement becomes effective.

[GRAPHIC OMITTED]

(Approximate Date of Proposed Public Offering)

Title of Securities Being Registered: Class A, Class N and Class Y shares of Oppenheimer Strategic Income Fund.

It is proposed that this filing will become effective on September 14, 2009 pursuant to Rule 488.

No filing fee is due because of reliance on Section 24(f) of the Investment Company Act of 1940, as amended.

CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following pages and documents:

Front Cover
Contents Page

Part A

Combined Prospectus and Information Statement of Oppenheimer Strategic Income Fund

Part B

Statement of Additional Information

Part C

Other Information
Signatures
Exhibits

2

MassMutual Premier Funds

1295 State Street
Springfield, Massachusetts 01111

Oppenheimer Strategic Income Fund

6803 South Tucson Way
Centennial, Colorado 80112

Acquisition of MassMutual Premier Strategic Income Fund by

Oppenheimer Strategic Income Fund

Important Notice Regarding the Availability of this Information Statement

This Information Statement is available at http://www.massmutual.com/retire

PROSPECTUS/INFORMATION STATEMENT

September __, 2009

The Board of Trustees (“Trustees”) of the MassMutual Premier Funds (“Premier Funds” or the “Trust”) are distributing this Prospectus/Information Statement in connection with the merger of the MassMutual Premier Strategic Income Fund (“Strategic Income Fund”) into the Oppenheimer Strategic Income Fund (“Oppenheimer Fund” and, together with the Strategic Income Fund, the “Funds”) (the “Merger”). This Prospectus/Information Statement is being delivered on or about September 22, 2009 to shareholders of record of the Strategic Income Fund as of August 28, 2009.

The Trust is distributing this Prospectus/Information Statement solely for your information in connection with action to be taken by Massachusetts Mutual Life Insurance Company (“MassMutual”) (in its capacity as the majority shareholder of the Strategic Income Fund, the “Majority Shareholder”). The Majority Shareholder anticipates approving the Merger by written consent on or about a date that is 20 days following the date of this Prospectus/Information Statement, or as soon thereafter as practicable.

THE TRUSTEES ARE NOT ASKING YOU FOR A PROXY, AND YOU ARE REQUESTED NOT TO SEND A PROXY.

The Strategic Income Fund is a diversified series of the Trust and is located at 1295 State Street, Springfield, Massachusetts 01111; 1-888-309-3539. The Oppenheimer Fund is a diversified fund and is located at 6803 South Tucson Way, Centennial, Colorado 80112-3924. As a result of the Merger, each shareholder of the Strategic Income Fund will receive shares of the Oppenheimer Fund equal in value at the date of the exchange to the value of the shareholder’s Strategic Income Fund shares. This Prospectus/Information Statement explains concisely what you should know regarding the Merger and about the Oppenheimer Fund. Please read this Prospectus/Information Statement and keep it for future reference.

This document is required under the federal securities laws and is provided solely for informational purposes.

The following documents have been filed with the Securities and Exchange Commission (the “SEC”) and are incorporated into this Prospectus/Information Statement by reference to the extent they contain information about the Strategic Income Fund:

(i) the prospectus of the Premier Funds, dated March 2, 2009, and supplemented May 1, 2009 and July 10, 2009 (the “Premier Prospectus”); (ii) the statement of additional information of the Premier Funds, dated March 2, 2009, and supplemented May 27, 2009 (the “Premier SAI”); (iii) the Report of Independent Registered Public Accounting Firm and audited financial statements included in the Premier Funds’ Annual Report to Shareholders for the fiscal year ended October 31, 2008; and (iv) the unaudited financial statements included in the Premier Funds’ Semi-Annual Report to Shareholders for the period ended April 30, 2009.

The following documents have been filed with the Securities and Exchange Commission (the “SEC”) and are incorporated into this Prospectus/Information Statement by reference to the extent they contain information about the Oppenheimer Fund:

(i) the prospectus of the Oppenheimer Fund, dated January 28, 2009, and supplemented March 31, 2009 and May 15, 2009 (the “Oppenheimer Prospectus”); (ii) the statement of additional information of the Oppenheimer Fund, dated January 28, 2009, revised May 11, 2009 (the “Oppenheimer Fund SAI”); (iii) the Report of Independent Registered Public Accounting Firm and audited financial statements included in the Oppenheimer Fund’s Annual Report to Shareholders for the fiscal year ended September 30, 2008; and (iv) the unaudited financial statements included in the Oppenheimer Fund’s Semi-Annual Report to Shareholders for the period ended March 31, 2009.

Shareholders may obtain free copies of any of the above related to the Strategic Income Fund, request other information about the Strategic Income Fund, or make shareholder inquiries, by calling toll-free at 1-888-309-3539, or by writing to the Trust at 1295 State Street, Springfield, Massachusetts 01111-0111. To obtain free copies of any of the above related to the Oppenheimer Fund, visit the Fund’s website at www.oppenheimerfunds.com , call toll-free at 1-800-CALL OPP (225-5677) or write to the Oppenheimer Fund’s Transfer Agent, OppenheimerFunds Services, at P.O. Box 5270, Denver Colorado 80217.

You may review and copy information about the Funds at the SEC’s public reference room in Washington, D.C. You may call the SEC at 1-202-551-8090 for information about the operation of the public reference room. You may obtain copies of this information, with payment of a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102. You may also access reports and other information about the Funds on the EDGAR database on the SEC’s Internet site at http://www.sec.gov.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS/INFORMATION STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS/INFORMATION STATEMENT IN CONNECTION WITH THE OFFER MADE BY THIS PROSPECTUS/INFORMATION STATEMENT AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY MASSMUTUAL PREMIER FUNDS OR OPPENHEIMER STRATEGIC INCOME FUND. THIS PROSPECTUS/INFORMATION STATEMENT DOES NOT CONSTITUTE AN OFFERING BY MASSMUTUAL PREMIER FUNDS OR OPPENHEIMER STRATEGIC INCOME FUND IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

TABLE OF CONTENTS

Page

SYNOPSIS: MERGER OF STRATEGIC INCOME FUND INTO OPPENHEIMER FUND

Overview of the Merger

Rationale for the Merger

Comparison of Investment Objectives, Principal Investment Strategies
and Risk of the Funds

Comparison of Fees and Expenses of the Funds and Estimated Fees and Expenses Following the Merger

Investment Performance of the Funds

Management’s Discussion of Oppenheimer Fund’s Performance

Portfolio Turnover

Investment Advisers, Portfolio Managers and Advisory Fees

Federal Income Tax Consequences of the Merger

INFORMATION ABOUT THE MERGER

Agreement and Plan of Reorganization

Trustees’ Considerations Relating to the Merger

Description of the Merger Shares

Federal Income Tax Consequences

Additional Tax Considerations

Pro-Forma Capitalization

NO SHAREHOLDER PROXIES WILL BE SOLICITED

Share Ownership

OTHER INFORMATION AND COMPARISONS BETWEEN THE FUNDS

Fundamental investment Restrictions

Share Classes

Distribution and Service (12b-1) Plans

Payments to Financial Intermediaries and Service Providers

Calculating the Share Price

Purchase and Redemption Procedures

Minimum Balance Fee

Short-Term Trading Policy

Exchange Privileges

Distribution and Tax Policies

ADDITIONAL INFORMATION

Pending Litigation

Description of the Shares: Voting Rights and Shareholders

Shareholder Liability

Financial Statements

Exhibit 1—Form of Agreement and Plan of Reorganization

Enclosures—Prospectus of Oppenheimer Strategic Income Fund dated January 28, 2009, revised May 11, 2009

2

SYNOPSIS: MERGER OF STRATEGIC INCOME FUND INTO OPPENHEIMER FUND

The following provides an overview of key points regarding the Merger. This information is qualified in its entirety by the remainder of the Prospectus/Information Statement, which contains additional information and further details regarding the Merger.

Overview of the Merger

The Trustees of the Strategic Income Fund unanimously approved the Merger on behalf of the Strategic Income Fund, subject to the approval of a majority of the Fund’s shareholders. The Majority Shareholder of the Strategic Income Fund has indicated that it will approve the Merger, which will be accomplished pursuant to an Agreement and Plan of Reorganization (the “Agreement”), attached hereto as Exhibit 1. After the Majority Shareholder approves the Merger, pursuant to the Agreement, substantially all of the assets of the Strategic Income Fund will be transferred to the Oppenheimer Fund in exchange for shares of the Oppenheimer Fund (the “Merger Shares”) with a value equal to the value of the Strategic Income Fund’s assets net of liabilities, and for the assumption by the Oppenheimer Fund of certain of the liabilities of the Strategic Income Fund as described in the Agreement. Immediately following the transfer, the Merger Shares received by the Strategic Income Fund will be distributed to its shareholders, pro rata, with the holders of:

•	Class A shares of Strategic Income Fund receiving Class A shares of the Oppenheimer Fund,

•	Class N shares of Strategic Income Fund receiving Class N shares of the Oppenheimer Fund, and

•	Class L, Class S and Class Y shares of Strategic Income Fund receiving Class Y shares of the Oppenheimer Fund ,

in accordance with such shareholders’ percentage ownership interest in such class of shares of the Strategic Income Fund on the valuation date, which is anticipated to be on or about October [22], 2009. The Strategic Income Fund will then be liquidated and dissolved.

It is intended that, as a result of the Merger, each shareholder of the Strategic Income Fund will receive, without paying any sales charges and on a tax-free basis (for federal income tax purposes), a number of full and fractional:

•	Class A shares of the Oppenheimer Fund with an aggregate net asset value equal to the aggregate net asset value of the Class A shares of the Strategic Income Fund;

•	Class N shares of the Oppenheimer Fund with an aggregate net asset value equal to the aggregate net asset value of the Class N shares of the Strategic Income Fund; or

•	Class Y shares of the Oppenheimer Fund with an aggregate net asset value equal to the aggregate net asset value of the Class L, Class S and Class Y shares of the Strategic Income Fund , as applicable;

held by such shareholder immediately prior to the closing of the Merger.

By approving the Agreement, the Majority Shareholder of the Strategic Income Fund is approving the Merger, including the liquidation and dissolution of the Strategic Income Fund.

Rationale for the Merger

MassMutual, the investment adviser to the Trust (in such capacity, the “Adviser”), believes the Merger offers shareholders of the Strategic Income Fund the opportunity to invest in a larger fund with similar investment policies to those of the Strategic Income Fund, with the potential to achieve economies of scale over time because costs will be spread over a larger asset base. In addition, MassMutual believes the Merger will provide shareholders of the Strategic Income Fund access to a larger Fund that is managed by the same portfolio managers and that has a record of favorable long-term total returns, and may result in more stable cash flows relative to the cash flows experienced in the Strategic Income Fund.

The Trustees of the Strategic Income Fund have carefully considered MassMutual’s recommendations. Following a review of the anticipated benefits and costs of the Merger to the shareholders of the Strategic Income Fund, the Trustees of the Strategic Income Fund, including the Trustees who are not “interested persons” of the Premier Funds or MassMutual (as such term is defined in the Investment Company Act of 1940, as amended, (the “1940 Act”) (the “Independent Trustees”)), unanimously determined that the Merger is in the best interest of the shareholders of the Strategic Income Fund and that the interests of the Strategic Income Fund’s shareholders would not be diluted as a result of the Merger. For a discussion of the Trustees’ deliberations, see “Information About the Merger—Trustees’ Considerations Relating to the Merger.”

Comparison of the Investment Objectives, Principal Investment Strategies and Risks of the Funds

Investment Objectives

The investment objectives of the Funds are substantially similar. Each Fund seeks high current income by investing mainly in debt securities. The investment objective of the Oppenheimer Fund is a fundamental investment objective and cannot be changed without the approval of the Fund’s shareholders. The investment objective of the Strategic Income Fund is not a fundamental investment objective.

Principal Investment Strategies

Both Funds are managed by the same portfolio management team and the investment strategies and process for the two Funds are similar. Both Funds invest mainly in debt securities of issuers in three market sectors: (i) foreign governments and companies, (ii) U.S. government securities and (iii) lower-rated high-yield securities of U.S. and foreign companies (commonly called “junk bonds”). These debt securities typically include:

•	foreign government and U.S. government bonds and notes,

•	collateralized mortgage obligations (CMOs),

•	other mortgage-related securities and asset-backed securities,

•	participation interests in loans and investments in loan pools,

•	“structured” notes, and

•	lower-grade, high-yield domestic and foreign corporate debt obligations.

Under normal market conditions, each Fund invests in each of these three market sectors. However, neither Fund is required to invest in all three sectors at all times and the amount of either Fund’s assets in each of the three sectors will vary over time. Each Fund can invest up to 100% of its assets in any one sector at any time, if the portfolio managers believe that the Funds can achieve their objective without undue risk. Each Fund can invest in issuers in any market capitalization range – large-cap, mid-cap and small-cap – and can buy securities having short-, medium- or long-term maturities.

Each Fund’s foreign investments may include debt securities of issuers in developed markets or emerging markets. Each Fund also uses derivative investments for hedging purposes or for investment purposes. These include options, futures, forward contracts, mortgage-related securities, swaps and “structured” notes.

In selecting securities to buy or sell for each Fund, the portfolio managers analyze the overall investment opportunities and risks among the three sectors in which each Fund invests. The portfolio managers’ overall strategy seeks to build a broadly diversified portfolio of debt securities to help moderate the special risks of investing in high-yield debt securities and foreign securities. Each Fund may try to take advantage of any lack of correlation in the movement of securities prices among the three sectors. When buying or selling securities, the portfolio managers look for the following (some of which may vary in particular cases and may change over time):

•	securities offering high current income,

•	overall portfolio diversification by seeking securities whose market prices tend to move in different directions, and

•	relative values among the three major market sectors in which the Fund invests.

The portfolio managers may sell securities when the analytics underlying the factors discussed above no longer appear favorable to either Fund. Each Fund’s diversification strategies, both with respect to securities in different sectors and securities issued by different companies and governments, are intended to help reduce the volatility of the Fund’s share prices while seeking current income.

As discussed above, the investment policies and strategies of the two Funds are similar. The principal differences between the portfolios of the Funds over time have been the result of differences in cash flows in the respective Fund which, for example, may have caused one Fund to have to sell certain securities while the other Fund continued to hold the same securities.

Principal Investment Risks

The principal investment risks of each Fund are similar. Following is a discussion of those principal investment risks. For more detail regarding the investment strategies and policies of the Oppenheimer Fund, see the Oppenheimer Fund Prospectus.

Market Risk. Market risk is the general risk of unfavorable market-induced changes in the value of a security. A Fund is subject to market risk when it invests some or all of its assets in debt securities. Debt securities are obligations of an issuer to pay principal and/or interest at a fixed, variable or floating interest rate over a predetermined period. Payments of principal or interest may be at fixed intervals, only at maturity or upon the occurrence of stated events or contingencies. If interest rates rise close to or higher than the specified rate, those securities are likely to be worth less and the value of the Fund will likely fall. If interest rates fall, most securities held by a Fund paying higher rates of interest will likely be worth more, and the Fund’s value will likely increase.

This kind of market risk, also called interest rate risk, is generally greater for debt securities with longer maturities and portfolios with longer durations. “Duration” is the average of the periods remaining for payments of principal and interest on a Fund’s debt securities, weighted by the dollar amount of each payment. It is used to determine the sensitivity of the security’s value to changes in interest rates. Even the highest quality debt securities are subject to interest rate risk. Market risk is generally greater for lower-rated securities or comparable unrated securities.

The value of a debt security can also decline in response to changes in market, economic, industry, political, and regulatory conditions that affect a particular type of debt security or issuer or debt securities generally.

Credit Risk. Debt securities are subject to credit risk. Credit risk is the risk that the issuer of a debt security might not make interest and principal payments on the security as they become due. If the issuer fails to pay interest, a Fund’s income might be reduced, and if the issuer fails to repay principal, the value of that security and of the Fund’s shares might fall. A downgrade in an issuer’s credit rating or other adverse news about an issuer can reduce the market value of that issuer’s securities. While each Fund’s investments in U.S. government securities are subject to little credit risk, each Fund’s other investments in debt securities, particularly high-yield, lower-grade debt securities, are subject to risks of default.

Special Risks of Lower-Grade Securities.Because each Fund can invest without limit in securities below investment grade to seek high income, each Fund’s credit risks are greater than those of funds that buy only investment-grade bonds. Lower-grade debt securities may be subject to greater market fluctuations and greater risks of loss of income and principal than investment-grade debt securities (particularly during general economic downturns). Securities that are (or that have fallen) below investment grade are exposed to a greater risk that the issuers of those securities might not meet their debt obligations. The market for these securities may be less liquid, making it difficult for each Fund to value or sell them at an acceptable price. These risks can reduce each Fund’s share prices and the income it earns.

Management Risk. Management risk is the chance that poor security selection will cause a Fund to underperform relative to other funds with similar investment objectives. The portfolio managers manage each Fund according to traditional methods of active investment management, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. The portfolio managers may fail to ascertain properly the appropriate mix of securities for any particular economic cycle. The portfolio managers apply their investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that they will produce the desired result. Also, the timing of movements from one type of security to another could have a negative effect on the overall investment performance of a Fund. The performance of an investment in certain types of securities may depend more on the portfolio managers’ analysis than would be the case for other types of securities.

Risks of Foreign Investing. Each Fund can invest without limit in foreign government and corporate debt securities in both developed and emerging markets. Each Fund will normally invest significant amounts of its assets in foreign securities. While foreign securities may offer special investment opportunities, they also have special risks that can reduce each Fund’s share prices and income.
     The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. Currency rate changes can also affect the distributions each Fund makes from the income it receives from foreign securities if foreign currency values change against the U.S. dollar. Foreign investing can result in higher transaction and operating costs for each Fund. Foreign issuers are not subject to the same accounting and disclosure requirements that U.S. companies are subject to.
     The value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company’s assets, foreign taxes, delays in settlement of transactions, changes in governmental economic or monetary policy in the U.S. or abroad, or other political and economic factors.

Special Risks of Emerging Markets. Each Fund can buy securities in emerging and developing markets. They present risks not found in more mature markets. Those securities may be more difficult to value and sell at an acceptable price and their prices may be more volatile than securities of issuers in more developed markets. Settlements of trades may be subject to greater delays so that a Fund might not receive the sale proceeds of a security on a timely basis.
     Emerging markets might have less developed trading markets and exchanges than developed markets, and less developed legal and accounting systems. Investments may be subject to greater risks of government restrictions on withdrawing the sales proceeds of securities from the country. Economies of developing countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. Governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of securities of local companies. These investments may be substantially more volatile than debt securities of issuers in the U.S. and other developed countries and may be very speculative.

Additionally, if either Fund invests a significant amount of its assets in foreign securities, it might expose the Fund to “time-zone arbitrage” attempts by investors seeking to take advantage of the differences in value of foreign securities that might result from events occurring after the close of the foreign securities market on which a foreign security is traded and before the close of the New York Stock Exchange (“NYSE”) that day, when each Fund’s net asset value is calculated. If such time-zone arbitrage were successful, it might dilute the interests of other shareholders. However, each Fund’s use of “fair value pricing” to adjust the closing market prices of foreign securities under certain circumstances, to reflect what the advisers and each Fund’s Board believe to be fair value, may help deter those activities.

Interest Rate Risks. The values of debt securities, including U.S. government securities, are subject to change when prevailing interest rates change. When interest rates fall, the values of already-issued debt securities generally rise. When interest rates rise, the values of already-issued debt securities generally fall, and they may sell at a discount from their face amount. The magnitude of these fluctuations will often be greater for debt securities having longer maturities than for shorter-term debt securities. Each Fund’s share prices can go up or down when interest rates change because of the effect of the changes on the value of the Fund’s investments in debt securities. Also, if interest rates fall, each Fund’s investments in new securities at lower yields will reduce the Fund’s income.

Prepayment Risk. Prepayment risk is the risk that the issuer of a security can prepay the principal prior to the security’s expected maturity. The prices and yields of mortgage-related securities are determined, in part, by assumptions about the cash flows from the rate of payments of the underlying mortgages. Changes in interest rates may cause the rate of expected prepayments of those mortgages to change. In general, prepayments increase when general interest rates fall and decrease when general interest rates rise. Securities subject to prepayment risk, including the mortgage-related securities that the Fund buys, have greater potential for losses when interest rates rise than other types of debt securities.
     The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price. Interest-only and principal-only “stripped” securities can be particularly volatile when interest rates change. If each Fund buys mortgage-related securities at a premium, accelerated prepayments on those securities could cause each Fund to lose a portion of its principal investment represented by the premium the Fund paid.
     If prepayments of mortgages underlying a CMO occur faster than expected when interest rates fall, the market value and yield of the CMO could be reduced. If interest rates rise rapidly, prepayments may occur at slower rates than expected, which could have the effect of lengthening the expected maturity of a short- or medium-term security. That could cause its value to fluctuate more widely in response to changes in interest rates. In turn, this could cause the value of each Fund’s shares to fall more.

Risks Of Derivative Investments. In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options, futures, structured notes and mortgage-related securities are some of the derivatives each Fund typically uses.
     If the issuer of the derivative does not pay the amount due, either Fund can lose money on the investment. Also, the underlying security or investment on which the derivative is based, and the derivative itself, might not perform the way the portfolio managers expected it to perform. If that happens, each Fund’s share prices could fall, and the Fund could get less income than expected, or its hedge might be unsuccessful. Some derivatives may be illiquid, making it difficult to value or sell them at an acceptable price. Using derivatives can increase the volatility of each Fund’s share prices.

Leveraging Risk. When a Fund borrows money or otherwise leverages its portfolio, the value of an investment in that Fund will be more volatile and all other risks will tend to be compounded. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The use of leverage may cause the Fund to liquidate portfolio positions to satisfy its obligations when it may not be advantageous to do so. A Fund may take on leveraging risk by investing collateral from securities loans, by using derivatives, by entering into reverse repurchase agreements and by borrowing money to repurchase shares or to meet redemption requests. Certain derivatives have the potential for unlimited loss, regardless of the size of the investment. Leveraging may increase the assets on which the investment adviser’s fee is based.

Sector Allocation Risks. In allocating each Fund’s investments among the three principal sectors in which the Fund invests to seek to take advantage of the lack of correlation of the performance of these sectors, the portfolio managers’ expectations about the relative performance of those sectors may be inaccurate, and each Fund’s returns might be less than other funds using similar strategies.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to sell or to close out at favorable prices or times. The ability of a Fund to dispose of such illiquid securities at advantageous prices may be greatly limited, and a Fund may have to continue to hold such securities during periods when the portfolio managers would otherwise have sold them. In addition, a Fund may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price. Market values for illiquid securities may not be readily available, and there can be no assurance that any fair value assigned to an illiquid security at any time will accurately reflect the price a Fund might receive upon the sale of that security. Investments in derivatives, structured assets such as mortgage-backed and asset-backed securities, foreign securities and securities having small market capitalization, substantial market and/or credit risk, and unregistered or restricted securities tend to involve greater liquidity risk.

Other Risks. In the short term, the values of debt securities can fluctuate substantially because of interest rate changes. Prices of foreign debt securities, particularly in emerging markets, and of high-yield securities can be volatile, and the prices of the Funds’ shares and its income can go up and down substantially because of events affecting foreign markets or issuers or events affecting the high-yield market. The Funds are generally more aggressive and have more risks than funds that focus on U. S. government securities and investment-grade bonds, but the sector diversification strategy may help make the Funds less volatile than funds that focus solely on investments in high-yield bonds or a single foreign sector, such as emerging markets. Each Fund has other investment strategies, policies, practices and restrictions which, together with their related risks, are also set forth in each Fund's prospectus and statement of additional information.

Portfolio Turnover

A change in the securities held by a fund is known as “portfolio turnover.” Each Fund may engage in active and frequent trading to try to achieve its investment objective and does not take portfolio turnover into account when making investment decisions; as a result each Fund can experience a high rate of portfolio turnover (greater than 100%) in any given fiscal year. When this happens, a Fund can incur greater brokerage and other transaction costs which are borne by the Fund and its shareholders. However, in most cases, each Fund does not pay brokerage commissions on debt securities it buys. If the Fund realizes capital gains when it sells securities, it generally must pay those gains to shareholders, increasing its taxable distributions. The portfolio turnover rate for the Oppenheimer Fund was 72% and 71% for its fiscal years ended September 30, 2007 and 2008, respectively. The portfolio turnover rate for the Strategic Income Fund was 131% and 125% for its fiscal years ended October 31, 2007 and 2008, respectively. The Financial Highlights table in each Fund’s prospectus shows the Funds’ turnover rates during the past five fiscal years for the Oppenheimer Fund and since the inception of the Strategic Income Fund.

Comparison of Fees and Expenses of the Funds and Estimated Fees and Expenses Following the Merger

The following tables are intended to help you compare the fees and expenses of the Strategic Income Fund and the Oppenheimer Fund and to analyze the estimated expenses that the combined Fund is expected to bear in the first year following the Merger. The tables show the fees and expenses for each Fund as of March 31, 2009. The column titled "Oppenheimer Fund Combined Pro Forma" shows what the fees and expenses are expected to be, assuming the Merger takes place and is based on expenses as of March 31, 2009. Expenses may vary in future years.

Shareholders of the Strategic Income Fund will not pay a sales charge in connection with the shares of the Oppenheimer Fund received in the Merger.

As shown in the second table titled “Annual Fund Operating Expenses” further below, the management fees of the combined Fund (0.52%) will be lower than the management fees currently paid by the Strategic Income Fund (0.55%). Additionally,

•

For Class A shares, the Total Annual Operating Expenses of Class A shares of the combined Fund (0.97%) are expected to be lower than the current total (1.31%) or net (1.19%) expenses of Class A shares of the Strategic Income Fund.

•	For Class L shares, the Total Annual Operating Expenses of the Class Y shares of the combined Fund (0.84%) are expected to be lower than the current total (1.06%) or net (0.92%) expenses of the Class L shares of Strategic Income Fund.

•	For Class N shares, the Total Annual Operating Expenses of the Class N shares of the combined Fund (1.51%) are expected to be lower than the current total expenses (1.61%) of the Class N shares of the Strategic Income Fund. After taking into account certain voluntary fee waivers, the Net Fund Expenses of the Class N shares of the combined Fund (1.38%) are also expected to be lower than the current net expenses of the Class N shares of the Strategic Income Fund (1.41%). (See notes 5, 8 and 10 for additional information of the fee waivers related to the Oppenheimer Fund.)

•	For Class S shares, the Total Annual Operating Expenses of the Class Y shares of the combined Fund (0.84%) are expected to be lower than the current total expenses (0.86%) of the Class S shares of the Strategic Income Fund. After taking into account certain voluntary fee waivers, the Net Fund Expenses of the Class Y shares of the combined Fund (0.71% through February 28, 2010 and 0.81% from March 1, 2010 through the first anniversary of the Merger) are also expected to be lower than the current net expenses (0.74%) of the Class S shares of the Strategic Income Fund through February 28, 2010 or the total expenses (0.86%) of the Class S shares of the Strategic Income Fund from March 1, 2010 through the first anniversary of the Merger. (See notes 5, 8 and 10 for additional information of the fee waivers related to the Oppenheimer Fund .)

•	For Class Y shares, the Total Annual Operating Expenses the Total Annual Operating Expenses of the Class Y shares of the combined Fund (0.84%) are expected to be lower than the current total expenses (0.91%) of the Class Y shares of the Strategic Income Fund. After taking into account certain voluntary fee waivers, the Net Fund Expenses of the Class Y shares of the combined Fund (0.71% through February 28, 2010 and 0.81% from March 1, 2010 through the first anniversary of the Merger) are also expected to be lower than the current net expenses (0.79%) of the Class Y shares of the Strategic Income Fund through February 28, 2010 or the total expenses (0.91%) of the Class Y shares of the Strategic Income Fund from March 1, 2010 through the first anniversary of the Merger. (See notes 5, 8 and 10 for additional information of the fee waivers related to the Oppenheimer Fund.)

•	As described in note 7 following the table, MassMutual has previously entered into a written agreement to cap the fees and expenses of the Strategic Income Fund through February 28, 2010 so that the Net Fund expenses would not exceed 0.71% for Class S and 0.76% for Class Y. In connection with the Merger, OppenheimerFunds, Inc. (“OFI”), the investment adviser for the Oppenheimer Fund, has agreed to continue that expense cap by implementing a voluntary fee waiver and/or reimbursement from the date of the Merger through February 28, 2010 to the extent necessary to ensure that the total operating expenses of Class Y shares of Oppenheimer Fund do not exceed 0.71% for the same time period. Furthermore, OFI also has agreed to voluntarily waive 0.02% of expenses for the period from March 1, 2010 through the first anniversary date of the Merger with respect to Class Y shares of the surviving, combined Fund.

(It is possible that, upon the expiration of the voluntary expense waivers, the Total Annual Fund Operating Expenses of the Oppenheimer Fund will exceed the current net expenses of the Strategic Income Fund.)

Shareholder Fees (fees paid directly from your investment)

Shareholder Transaction Expenses	Strategic Income Fund	Oppenheimer Fund (Class A)	Oppenheimer Fund Combined Pro Forma (Class A)
Maximum sales charge imposed on purchases (as a % of offering price)	Class A: 4.75% Class N: None Class L: None Class S: None Class Y: None	Class A: 4.75% Class N: None Class Y: None	Class A: 4.75% Class N: None Class Y: None
Maximum deferred sales charge (as a % of either the redemption amount or initial investment, whichever is lower)	Class A: None[1] Class N: 1.00% [2] Class L: None Class S: None Class Y: None	Class A: None[3] Class N:1.00%[4] Class Y: None	Class A: None[3] Class N: 1.00%[4] Class Y: None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

(Based on Assets as of March 31, 2009)

Fee and Expense Comparison (Class A shares)	Strategic Income Fund	Oppenheimer Fund	Combined Pro Forma Expenses
Management Fee	0.55%	0.52%	0.52%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses	0.48%	0.19%	0.19%[5]
Acquired Fund Fees and Expenses[6]	0.03%	0.01%	0.01%
Total Annual Operating Expenses	1.31%	0.97%	0.97%
Less Waiver or Expense Reimbursement	-0.12%	N/A8	N/A8
Net Fund Expenses[10]	1.19%[7]	N/A9	N/A

Fee and Expense Comparison (Class L shares ) (compared to Oppenheimer Fund’s Class Y shares)	Strategic Income Fund (Class L)	Oppenheimer Fund (Class Y)	Combined Pro Forma Expenses
Management Fee	0.55%	0.52%	0.52%
Distribution and/or Service (12b-1) Fees	0.00%	0.00%	0.00%
Other Expenses	0.48%	0.29%	0.31%[5]
Acquired Fund Fees and Expenses[6]	0.03%	0.01%	0.01%
Total Annual Operating Expenses	1.06%	0.82%	0.84%
Less Waiver or Expense Reimbursement	-0.14%	N/A8	N/A8,
Net Fund Expenses[10]	0.92%[7]	N/A9	N/A

Fee and Expense Comparison (Class N shares)	Strategic Income Fund	Oppenheimer Fund	Combined Pro Forma Expenses
Management Fee	0.55%	0.52%	0.52%
Distribution and/or Service (12b-1) Fees	0.50%	0.50%	0.50%
Other Expenses	0.53%	0.48%	0.48%[5]
Acquired Fund Fees and Expenses[6]	0.03%	0.01%	0.01%
Total Annual Operating Expenses	1.61%	1.51%[8]	1.51%
Less Waiver or Expense Reimbursement	-0.20%	N/A8	N/A8
Net Fund Expenses[10]	1.41%[7]	N/A9	N/A

Fee and Expense Comparison (Class S shares) (compared to Oppenheimer Fund’s Class Y shares)	Strategic Income Fund (Class S)	Oppenheimer Fund (Class Y)	Combined Pro Forma Expenses
Management Fee	0.55%	0.52%	0.52%
Distribution and/or Service (12b-1) Fees	0.00%	0.00%	0.00%
Other Expenses	0.28%	0.29%	0.31%[5]
Acquired Fund Fees and Expenses[6]	0.03%	0.01%	0.01%
Total Annual Operating Expenses	0.86%	0.82%	0.84%
Less Waiver or Expense Reimbursement	-0.12%	N/A8	N/A8
Net Fund Expenses[10]	0.74%[7]	N/A9	N/A

Fee and Expense Comparison (Class Y shares)	Strategic Income Fund[1] (Class Y)	Oppenheimer Fund[1] (Class Y)	Combined Pro Forma Expenses[3]
Management Fee	0.55%	0.52%	0.52%
Distribution and/or Service (12b-1) Fees	0.00%	0.00%	0.00%
Other Expenses	0.33%	0.29%	0.31%[5]
Acquired Fund Fees and Expenses[6]	0.03%	0.01%	0.01%
Total Annual Operating Expenses	0.91%	0.82%	0.84%
Less Waiver or Expense Reimbursement	-0.12%	N/A8	N/A8,10
Net Fund Expenses[10]	0.79%[7]	N/A9	N/A

1. A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.

2. Applies to shares redeemed within 18 months of purchase.

3. A Class A contingent deferred sales charge may apply to redemptions of investments of $1 million or more or to certain retirement plan redemptions. See “How to Buy Shares” for details.

4. Applies to shares redeemed within 18 months of a retirement plan’s first purchase of Class N shares.

5. Other Expenses with respect to the Oppenheimer Fund include transfer agent fees, custodial fees, and accounting and legal expenses that the Fund pays. The Other Expenses in the table for the Oppenheimer Fund are based on, among other things, the fees the Fund would have paid if the transfer agent had not waived a portion of its fees under a voluntary undertaking to limit those fees to 0.35% of average daily net assets per fiscal year for all classes. That undertaking may be amended or withdrawn at any time. For the Fund's fiscal period ended March 31, 2009, the transfer agent fees did not exceed that expense limitation for Class A shares and Y shares. The transfer agent fee for Class N shares was 0.47% for the period ended March 31, 2009 and, therefore was limited to 0.35%. The Fund also receives certain credits from the Fund's custodian that, during the fiscal year, reduced its custodial expenses for all share classes by less than 0.01% of average daily net assets.

6. "Acquired Fund Fees and Expenses" for the Oppenheimer Fund includes fees and expenses incurred indirectly by the Fund with respect to the Fund's investments in Oppenheimer Institutional Money Market Fund, Oppenheimer Master Loan Fund, LLC and Oppenheimer Master Event-Linked Bond Fund, LLC. The calculation of the "Acquired Fund Fees and Expenses" is based on the total annual expense ratios of those funds, without giving effect to any fee waivers or reimbursements. Any material change in the Fund's allocations to Acquired Funds might increase or decrease those expenses.
The Acquired Fund fees and expenses for the Strategic Income Fund represent approximate expenses borne indirectly by the Fund in its most recent fiscal year through investments in other pooled investment vehicles. The amount of Acquired Fund fees and expenses may change in the coming year due to a number of factors including, among others, a change in allocation of the Fund’s investments among other pooled investment vehicles.
7. The Strategic Income Fund’s expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses), excluding the Acquired Fund fees and expenses, through February 28, 2010, to the extent that Net Fund Expenses would otherwise exceed 0.71%, 0.76%, 0.89%, 1.16% and 1.38% for Classes S, Y, L, A and N, respectively. The Net Fund Expenses shown in the above table may exceed these amounts because Acquired Fund fees and expenses are excluded from the cap. The agreement cannot be terminated unilaterally by MassMutual.
8. OFI will voluntarily waive fees and/or reimburse the Oppenheimer Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in Oppenheimer Institutional Money Market Fund, Oppenheimer Master Loan Fund, LLC and Oppenheimer Master Event-Linked Bond Fund, LLC. Those reimbursements, as percentages of average daily net assets were 0.01% for Class A, Class N and Class Y shares.
9. After all of the above waivers and credits, the actual "Net Fund Expenses" of the Oppenheimer Fund, as percentages of average daily net assets were 0.96% for Class A shares, 1.38% for Class N shares and 0.81% for Class Y shares.
10. In connection with the Merger, OFI has agreed to implement a voluntary fee waiver and/or reimbursement from the date of the merger through February 28, 2010 to the extent necessary to ensure that the total operating expenses of Class Y shares of Oppenheimer Fund do not exceed 0.71% for the same time period. Furthermore, OFI has agreed to voluntarily waive 0.02% of expenses with respect to Class Y shares for the period from March 1, 2010 through the first anniversary of the Merger. After all of the above waivers and credits, the actual "Net Fund Expenses" of the combined Fund, as percentages of average daily net assets are expected to be 0.96% for Class A shares, 1.38% for Class N shares and 0.71% for Class Y shares during the period from Merger date through February 28, 2010 and 0.96% for Class A shares, 1.38% for Class N shares and 0.81% for Class Y shares during the period from March 1, 2010 through the first anniversary of the Merger.

Examples of Fund Expenses

The examples below are intended to help you compare the cost of investing in the Strategic Income Fund, the Oppenheimer Fund, and the surviving pro-forma Oppenheimer Fund after the Merger. These examples assume an annual return for each class of 5%, the operating expenses described in the tables above and reinvestment of your dividends and distributions. Your actual costs may be higher or lower because expenses will vary over time. For each $10,000 investment, you would pay the following projected expenses if you redeemed your shares after the number of years shown or held your shares for the number of years shown without redeeming, according to the following examples.

Strategic Income Fund

(based on Total Annual Operating Expenses)

If shares are redeemed[1]:	1 Year	3 Years	5 Years	10 Years
Class A	$603	$873	$1,163	$1,989
Class L	$109	$339	$588	$1,301
Class N	$265	$512	$883	$1,926
Class S	$88	$276	$479	$1,065
Class Y	$93	$291	$506	$1,125

Strategic Income Fund

(based on Total Annual Operating Expenses)

If shares are not redeemed[2]:	1 Year	3 Years	5 Years	10 Years
Class A	$603	$873	$1,163	$1,989
Class L	$109	$339	$588	$1,301
Class N	$165	$512	$883	$1,926
Class S	$88	$276	$479	$1,065
Class Y	$93	$291	$506	$1,125

Strategic Income Fund

(based on Net Fund Expenses)

If shares are redeemed[1]:	1 Year	3 Years	5 Years	10 Years
Class A	$591	$837	$1,102	$1,858
Class L	$94	$295	$512	$1,136
Class N	$245	$449	$776	$1,703
Class S	$76	$237	$413	$922
Class Y	$81	$253	$440	$982

Strategic Income Fund

(based on Net Fund Expenses)

If shares are not redeemed[2]:	1 Year	3 Years	5 Years	10 Years
Class A	$591	$837	$1,102	$1,858
Class L	$94	$295	$512	$1,136
Class N	$145	$449	$776	$1,703
Class S	$76	$237	$413	$922
Class Y	$81	$253	$440	$982

Oppenheimer Fund

If shares are redeemed[1]:	1 Year	3 Years	5 Years	10 Years
Class A	$570	$771	$988	$1,614
Class N	$255	$481	$830	$1,815

Oppenheimer Fund

If shares are not redeemed[2]:	1 Year	3 Years	5 Years	10 Years
Class A	$570	$771	$988	$1,614
Class N	$155	$481	$830	$1,815
Class Y	$84	$263	$457	$1,108

Pro Forma Surviving Oppenheimer Fund
(Post-Merger)

If shares are redeemed[1]:	1 year	3 years	5 years	10 years
Class A	$570	$771	$988	$1,614
Class N	$255	$481	$830	$1,815
Class Y	$86	$269	$468	$1,041

Pro Forma Surviving Oppenheimer Fund
(Post-Merger)

If shares are not redeemed[2]:	1 year	3 years	5 years	10 years
Class A	$570	$771	$988	$1,614
Class N	$155	$481	$830	$1,815
Class Y	$86	$269	$468	$1,041

1. In the “If shares are redeemed” examples, expenses include the initial sales charge for Class A and the applicable Class N contingent deferred sales charges.

2.      In the “If shares are not redeemed” examples, the Class A expenses include the initial sales charge, but Class N expenses do not include the contingent deferred sales charges. There is no sales charge on Class Y shares.

Investment Performance of the Funds

The charts and tables below provide some indication of the risks of investing in the Strategic Income Fund and the Oppenheimer Fund by showing changes in each Fund’s performance from year to year, and by comparing each Fund’s returns with those of a broad measure of market performance. The first chart shows changes in the performance of the Strategic Income Fund’s Class A Shares; and the second chart shows changes in the performance of the Oppenheimer Fund’s Class A Shares. Sales charges and taxes are not reflected in the returns in these bar charts. If sales charges and taxes were reflected, the returns would be lower than those shown. Class A shares represent an investment in the same portfolio of securities as the other classes of shares. Annual returns would differ to the extent the different classes do not have the same expenses as Class A shares.

Past performance is not necessarily an indication of future results. It is possible to lose money on an investment in either Fund. Neither Fund may achieve its investment objective. Each Fund’s performance after the period shown may differ significantly from its performance during such period. No assurance can be given that the Oppenheimer Fund will achieve any particular level of performance after the Merger.

[INSERT BAR CHARTS]

Strategic Income Fund
		‘05	‘06	‘07	‘08
		1.78%	7.04%	9.01%	-20.18%
Best Quarter:	4th Quarter 2006	3.74%
Worst Quarter:	4th Quarter 2008	-14.39%
Year-to-date as of 6/30/09 is 2.65% with sales charge and 7.77% without sales charge.

Oppenheimer Fund
‘99	‘00	‘01	‘02	‘03	‘04	‘05	‘06	'07	‘08
4.04%	2.21%	3.52%	6.85%	19.60%	9.62%	4.16%	7.68%	9.22%	-16.50%

Best Quarter:	2nd Quarter 2003	6.55%
Worst Quarter:	4th Quarter 2008	-11.16%
Year-to-date as of 6/30/09 is 1.93% with sales charge and 7.01% without sales charge.

The following tables list average annual total returns through 12/31/2008 over the past one-, five- and ten- years (for the Oppenheimer Fund) and the past one-year and since inception date of December 31, 2004 (for the Strategic Income Fund), including any applicable sales charges. These tables are intended to provide you with some indication of the risks of investing in each Fund by comparing each Fund’s performance with that of an index. At the bottom of the table, you can compare the performance of each Fund with that of the Barclays Capital U.S. Aggregate Bond Index and Citigroup World Government Bond Index, each a broad-based market index. The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of U.S. corporate and government bonds. The Citigroup World Government Bond Index is an unmanaged index of debt securities of major foreign government bond markets. The indices performance includes reinvestment of income but does not reflect transaction costs, fees, expenses or taxes. The Funds’ investments vary from those in the indices. Each Fund’s past investment performance, both before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Strategic Income Fund[1]

	1 Year	Since Inception (12/31/04)
Class A Shares + Return Before Taxes Return After Taxes on Distributions Return After Taxes on Distributions and Sale of Fund Shares	-23.97% -24.72% -15.59%	-2.52% -3.87% -2.82%
Class L Shares	-19.98%	-1.07%
Class N Shares+	-21.19%	-1.54%
Class S Shares	-19.80%	-0.86%
Class Y Shares	-19.90%	-0.94%
Barclays Capital U.S. Aggregate Bond Index[2]	5.24%	4.73%[4]
Citigroup World Government Bond Index[3]	10.89%	5.01%[4]

(1) Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.
 (2) The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of fixed-rate investment-grade securities with at least one year to maturity, combining the Barclays Capital U.S. Treasury Bond Index, the Barclays Capital U.S. Government-Related Bond Index, the Barclays Capital U.S. Corporate Bond Index and the Barclays Capital U.S. Securitized Bond Index. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.
(3) The Citigroup World Government Bond Index is an unmanaged index of debt securities of major foreign government bond markets. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

 (4) From 1/3/05

+ Performance for Class A and Class N shares of the Fund reflects any applicable sales charge.

Oppenheimer Fund
Average Annual Total Returns for the periods ended December 31, 2008	1 Year	5 Years	10 Years (or life of class if less)
Class A Shares (inception 1/22/81) Return Before Taxes Return After Taxes on Distributions Return After Taxes on Distributions and Sale of Fund Shares	-20.47% -22.05% -13.16%	1.32% -0.86% -0.04%	4.15% 1.49% 1.93%
Class N Shares (inception 3/1/01)	-17.74%	1.94%	4.32%
Class Y Shares (inception 1/26/98)	-16.12%	2.61%	4.92%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) [1]	5.24%	4.65%	5.63% 5.53%*
Citigroup World Government Bond Index (reflects no deduction for fees, expenses, or taxes) [2]	10.89%	6.05%	5.90% 8.00%*

* From 2/28/01.

 (1) The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of fixed-rate investment-grade securities with at least one year to maturity, combining the Barclays Capital U.S. Treasury Bond Index, the Barclays Capital U.S. Government-Related Bond Index, the Barclays Capital U.S. Corporate Bond Index and the Barclays Capital U.S. Securitized Bond Index. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.
(2) The Citigroup World Government Bond Index is an unmanaged index of debt securities of major foreign government bond markets. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

The after-tax returns shown are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. After-tax returns on distributions and the sale of Fund shares assumes a complete sale of Fund shares at the end of the measurement period, resulting in capital gains taxes or tax benefits when capital losses occur. Actual after-tax returns will depend on your individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Management’s Discussion of the Oppenheimer Fund’s Performance

A discussion of the performance of the Oppenheimer Fund can be found in its annual report dated September 30, 2008. More current information is available in the Fund’s semi-annual report dated March 31, 2009.

Investment Advisers, Portfolio Managers and Advisory Fees

Oppenheimer Fund. OppenheimerFunds, Inc. (“OFI”), a majority owned, indirect subsidiary of MassMutual, serves as the investment adviser to the Oppenheimer Fund. OFI is located at Two World Financial Center, 225 Liberty Street, 11th Floor, New York, NY 10281-1008 and has been an investment adviser since 1960. OFI and a subsidiary manage funds with more than 6 million shareholder accounts as of December 31, 2008.

Strategic Income Fund. Massachusetts Mutual Life Insurance Company (“MassMutual”), located at 1295 State Street, Springfield, Massachusetts 01111, is the investment adviser for the Strategic Income Fund and is responsible for providing all necessary investment management and administrative services. Founded in 1851, MassMutual is a mutual life insurance company that provides a broad range of insurance, money management, retirement and asset accumulation products and services for individuals and businesses. As of December 31, 2008, MassMutual, together with its subsidiaries, had assets under management of approximately $363 billion.

OFI Institutional Asset Management, Inc. (“OFI Institutional”), a wholly-owned subsidiary of OFI, manages the investments of the Strategic Income Fund. OFI Institutional is located at Two World Financial Center, 225 Liberty Street, 11th Floor, New York, NY 10281-1008.

Portfolio Managers.

Each Fund’s portfolio is managed by Arthur P. Steinmetz (the lead portfolio manager), Krishna Memani, Joseph Welsh and Caleb Wong, who are primarily responsible for the day-to-day management of each Fund's investments. Mr. Steinmetz has been a portfolio manager of the Oppenheimer Fund since October 1989 and a Vice President of the Fund since May 2003. Messrs. Memani, Welsh and Wong have been portfolio managers and Vice Presidents of the Oppenheimer Fund since April 1, 2009.

Mr. Steinmetz has been Director of Fixed-Income Investments of OFI since January 2009 and a Senior Vice President of OFI since March 1993. He is a portfolio manager and an officer of other portfolios in the OppenheimerFunds complex.

Mr. Memani has been a Senior Vice President and Head of the Investment Grade Fixed Income Team of OFI since March 2009. Mr. Memani was a Managing Director and Head of the U.S. and European Credit Analyst Team at Deutsche Bank Securities from June 2006 through January 2009. He was the Chief Credit Strategist at Credit Suisse Securities from August 2002 through March 2006. He was a Managing Director and Senior Portfolio Manager at Putnam Investments from September 1998 through June 2002. He is a portfolio manager and an officer of other portfolios in the OppenheimerFunds complex.

Mr. Welsh, CFA, has been the Head of OFI's High Yield Corporate Debt Team since April 2009 and a portfolio manager and Vice President of OFI since December 2000. Mr. Welsh is a portfolio manager and officer of other portfolios in the OppenheimerFunds complex.

Mr. Wong has been a Vice President of OFI since June 1999 and has worked in fixed-income quantitative research and risk management for OFI since July 1996. He has been a member of OFI’s Asset Allocation Committee since April 2005. Mr. Wong is a portfolio manager and an officer of other portfolios in the OppenheimerFunds complex.

The statement of additional information provides additional information about the portfolio manager’s compensation, other accounts he manages and his ownership of Fund shares.

Advisory Fee for the Oppenheimer Fund. Under the Investment Advisory Agreement, the Oppenheimer Fund pays OFI an advisory fee, calculated on the daily net assets of the Fund, at an annual rate that declines on additional assets as the Fund grows: 0.75% of the first $200 million of average annual net assets of the Fund, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $200 million, 0.50% of the next $4 billion and 0.48% of average annual net assets in excess of $5 billion. The Fund’s advisory fee for the period ended September 30, 2008 was 0.51% of average annual net assets for each class of shares.

A discussion regarding the basis for the Board of Trustees’ approval of the Oppenheimer Fund’s investment advisory contract is available in the Fund’s Annual Report to shareholders for the period ended September 30, 2008.

Advisory Fee for the Strategic Income Fund. In 2008, the Strategic Income Fund paid MassMutual an investment management fee of 0.55% of the Fund’s average daily net assets.

A discussion regarding the basis for the Board of Trustees’ approval of the Strategic Income Fund’s investment advisory contracts is available in the Fund’s semi-annual report to shareholders dated April 30, 2008.

The Strategic Income Fund also pays MassMutual an administrative and shareholder service fee at an annual rate based on a percentage of daily net assets for the applicable class of shares. The fee for each share class of the Fund is 0.14% for Class S shares; 0.19% for Class Y shares; 0.34% for Class L and Class A shares; and 0.39% for Class N shares.

The Fund’s statement of additional information provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio managers and each portfolio manager’s ownership of securities in the Strategic Income Fund.

Federal Income Tax Consequences of the Merger

For federal income tax purposes, the merger of the Strategic Income Fund into the Oppenheimer Fund, although not free from doubt, is expected to be a tax-free reorganization. Accordingly, no gain or loss is expected to be recognized by the Strategic Income Fund or its shareholders directly as a result of the Merger. At any time before the consummation of the Merger, a shareholder may redeem shares, likely resulting in recognition of gain or loss to such shareholder for federal income tax purposes. Certain other tax consequences are discussed below under “Information About the Merger—Federal Income Tax Consequences.”

The Merger is intended to qualify as a tax-free reorganization. Prior to or at the time of the Merger, the Strategic Income Fund and the Oppenheimer Fund will have received an opinion from K&L Gates, LLP (“K&L Gates”) that the Merger between the Strategic Income Fund and the Oppenheimer Fund has been structured so that no gain or loss will be realized by the Strategic Income Fund or its shareholders for federal income tax purposes as a result of receiving Oppenheimer Fund shares or as a result of the Oppenheimer Fund assuming liabilities of the Strategic Income Fund in connection with the Merger. The holding period and aggregate tax basis of shares of Oppenheimer Fund that are received by each Strategic Income Fund shareholder will be the same as the holding period and aggregate tax basis of the shares of the Strategic Income Fund previously held by such shareholder, provided that such shares of the Strategic Income Fund are held as capital assets. In addition, the holding period and tax basis of the assets of the Strategic Income Fund in the hands of the Oppenheimer Fund as a result of the Merger will be the same as the tax basis and holding period of such assets in the hands of the Strategic Income Fund immediately prior to the Merger. No gain or loss will be recognized by the Oppenheimer Fund upon the receipt of the assets of the Strategic Income Fund in exchange for shares of the Oppenheimer Fund and the assumption by the Oppenheimer Fund of the Strategic Income Fund’s liabilities.

     The opinion will be based on certain factual representations made by the Strategic Income Fund and the Oppenheimer Fund and will also be based on customary assumptions. It is possible that the IRS could disagree with K&L Gates’ opinion.
     Because the Merger will end the tax year of the Strategic Income Fund, the Strategic Income Fund may accelerate distributions to its shareholders. Specifically, on or before the date of the Merger, the Strategic Income Fund is expected to declare and pay a distribution that will have the effect, together with any previous distributions, of distributing to its shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid), its net tax-exempt income, if any, and its net capital gain for the short tax year ending on the date of the Merger, with the amount of such distribution to be determined after taking into account any available capital loss carryforwards and any investment company taxable income and net capital gain resulting from dispositions (if any) of portfolio securities in connection with the Merger.
     In addition, a portion of the portfolio assets of the Strategic Income Fund may be sold in connection with the Merger. The actual tax impact of such sales will depend on the difference between the price at which such portfolio assets are sold and the Strategic Income Fund’s basis in such assets. Any capital gains recognized from these sales on a net basis will, if and to the extent such net capital gains are not able to be offset with other capital losses or capital loss carryforwards of the Strategic Income Fund, be distributed to the Strategic Income Fund shareholders as capital-gain dividends (to the extent of net realized long-term capital gains distributed) and/or ordinary dividends (to the extent of net realized short-term capital gains distributed) during or with respect to the year of sale, and such distributions will be taxable to shareholders.

INFORMATION ABOUT THE MERGER

General. The Merger will be effected pursuant to an Agreement and Plan of Reorganization between the Funds. The form of the Agreement is attached to this Prospectus/Information Statement as Exhibit 1.

Although the term “merger” is used for ease of reference, the transaction is structured as a transfer of substantially all of the assets of the Strategic Income Fund to the Oppenheimer Fund in exchange for the assumption by the Oppenheimer Fund of certain of the liabilities of the Strategic Income Fund, as set forth in the Agreement and for the issuance and delivery to the Strategic Income Fund of (i) shares of Class A and Class N of the Oppenheimer Fund equal in aggregate value to the net value of the assets attributable to shares of the corresponding class transferred to the Oppenheimer Fund; and (ii) shares of Class Y of the Oppenheimer Fund equal in aggregate value to the net value of the assets attributable to shares of Class L, Class S and Class Y of the Strategic Income Fund transferred to the Oppenheimer Fund.

After receipt of the Merger Shares, the Strategic Income Fund will distribute the Merger Shares of Class A, Class N and Class Y to its shareholders of the corresponding class (as described above), in proportion to their existing shareholdings, in complete liquidation of the Strategic Income Fund, and the legal existence of the Strategic Income Fund will be terminated. Each shareholder of the Strategic Income Fund will receive a number of full and fractional Merger Shares equal in value at the date of the exchange to the aggregate value of the shareholder’s Strategic Income Fund shares.

Prior to the date of the transfer, the Strategic Income Fund will declare a distribution to shareholders that will have the effect of distributing to shareholders all of its remaining investment company income (computed without regard to the deduction for dividends paid) and net realized capital gains, if any, through the date of the transfer.

The Trustees of the Strategic Income Fund have voted unanimously to approve the Merger and to recommend that shareholders also approve the Merger. Because MassMutual, the holder of a majority of the outstanding shares of the Strategic Income Fund, has indicated that it will approve the Merger by written consent, no shareholder proxies will be solicited.

The investment restrictions of the Strategic Income Fund will be temporarily amended to the extent necessary to effect the transactions contemplated by the Agreement.

Agreement and Plan of Reorganization. The Merger will be governed by the Agreement, which provides that the Oppenheimer Fund will acquire substantially all of the assets of the Strategic Income Fund in exchange for the assumption by the Oppenheimer Fund of certain of the liabilities of the Strategic Income Fund as described in the Agreement and for the issuance of Merger Shares equal in value to the value of the transferred assets net of assumed liabilities, all as of the Exchange Date (anticipated to be October 23, 2009, or such other date as may be agreed upon by the parties (the “Valuation Time”)). The following discussion of the Agreement is qualified in its entirety by the full text of the Agreement.

The Strategic Income Fund will sell substantially all of its assets to the Oppenheimer Fund, and in exchange, the Oppenheimer Fund will assume certain of the liabilities of the Strategic Income Fund as described in the Agreement and deliver to the Strategic Income Fund a number of full and fractional: (i) Class A Merger Shares having an aggregate net asset value equal to the value of the assets of the Strategic Income Fund attributable to Class A shares; (ii) Class N Merger Shares having an aggregate net asset value equal to the value of the assets of the Strategic Income Fund attributable to Class N shares; (iii) Class Y Merger Shares having an aggregate net asset value equal to the value of the assets of the Strategic Income Fund attributable to Class L shares; (iv) Class Y Merger Shares having an aggregate net asset value equal to the value of the assets of the Strategic Income Fund attributable to Class S shares; and (v) Class Y Merger Shares having an aggregate net asset value equal to the value of the assets of the Strategic Income Fund attributable to Class Y shares, computed in the manner and as of the time and date set forth in the Agreement, less the value of the liabilities of the Strategic Income Fund assumed by the Oppenheimer Fund attributable to shares of such class of the Strategic Income Fund (as described above). MassMutual has agreed separately to indemnify the Trustees of the Strategic Income Fund against certain losses, to the extent they arise in respect of liabilities not assumed by the Oppenheimer Fund in the Merger, and insurance and any assets of the Strategic Income Fund are insufficient to hold the Trustees harmless from the losses.

Immediately following the Exchange Date, the Strategic Income Fund will distribute pro rata to its shareholders of record as of the close of business on the Exchange Date the full and fractional Merger Shares received by the Strategic Income Fund, with Merger Shares of each class (as described above) being distributed to holders of shares of the corresponding class of the Strategic Income Fund. As a result of the transaction, shareholders of Class A, Class L, Class N, Class S, and Class Y shares of the Strategic Income Fund will receive a number of Class A, Class N and Class Y (in the case of Class L, Class S and Class Y) Merger Shares, respectively, of the Oppenheimer Fund equal in aggregate value at the Exchange Date to the value of the Strategic Income Fund shares of the corresponding class (except that Class L and Class S will receive Class Y Merger Shares) held by the shareholder. This distribution will be accomplished by the establishment of accounts on the share records of the Oppenheimer Fund in the name of such Strategic Income Fund shareholder, each account representing the respective number of full and fractional Merger Shares of each class due such shareholder. New certificates for Merger Shares will not be issued.

The consummation of the Merger is subject to the conditions set forth in the Agreement, any one of which may be waived. The Agreement may be terminated and the Merger abandoned at any time, before or after approval by the shareholders of the Strategic Income Fund, prior to the Exchange Date, by mutual consent of the Oppenheimer Fund and the Strategic Income Fund or, if any condition set forth in the Agreement has not been fulfilled and has not been waived by the party entitled to its benefits, by such party.

The fees and expenses for the Merger are estimated to be $100,000 for the Strategic Income Fund and $40,000 for the Oppenheimer Fund. All such fees and expenses of the Strategic Income Fund are to be paid by OFI. All such fees and expenses of the Oppenheimer Fund are to be borne by the Class Y shares of the Oppenheimer Fund which is expected to primarily benefit as a result of the reduced net expenses following the implementation of the two voluntary waivers that OFI has voluntarily agreed to implement for Class Y shares following the Merger. (See the previous discussion under “Comparison of Fees and Expenses Before and Following the Merger.”)

Trustees’ Considerations Relating to the Merger

At a meeting of the Board of Trustees of the Strategic Income Fund held on June 23, 2009, the Trustees, including the Independent Trustees, considered whether to approve the Merger on behalf of the Strategic Income Fund. As part of its review process, the Trustees reviewed materials provided by MassMutual and were represented by independent legal counsel to the Independent Trustees. The Trustees reviewed and considered information with respect to, among other things, the Funds’ respective investment objectives and policies, management fees, distribution fees and other operating expenses; historical performance and asset size also were considered by the Trustees. In addition, the Trustees considered that the costs of the Merger would be paid by OFI.

The Trustees considered that the Strategic Income Fund and the Oppenheimer Fund have substantially similar investment objectives and the same investment strategy. The Trustees also considered that the Funds’ principal risk characteristics are very similar and that any differences between the Funds’ fundamental and non-fundamental investment restrictions are immaterial. The Trustees considered that the Oppenheimer Fund has outperformed the Strategic Income Fund each year of the Strategic Income Fund’s existence.

The Board considered that the Merger is expected to result in a significantly larger fund, having combined assets over $7.9 billion. The Board also considered that the Merger would not result in any meaningful cost to shareholders of the Strategic Income Fund based on tax considerations, since only 0.1% of the Fund’s shareholders are taxable shareholders.

The Board considered that for Class A and Class L shareholders, the Total Annual Operating Expenses of the combined Fund are expected to be lower than the current total or net expenses of Class A and Class L shares of the Strategic Income Fund. For Class N shareholders, the Total Annual Operating Expenses of the combined Fund are expected to be lower than the current total expenses of Class N shares of the Strategic Income Fund, and the Net Fund Expenses of the combined Fund are expected to be the same as the net expenses of Class N shares of the Strategic Income Fund. For Class S and Class Y shareholders, the Total Annual Operating Expenses of the combined Fund are expected to be lower than the current total expenses of Class S and Class Y shares of the Strategic Income Fund, and the Net Fund Expenses of the combined Fund are expected to be lower than the current net expenses of Class S and Class Y shares of the Strategic Income Fund through February 28, 2010, the date on which the current expense caps on the Strategic Income Fund expire.

The Trustees considered that the procedures for purchases, exchanges and redemptions of shares of both Funds are similar and that both Funds offer the same investor services and options to shareholders.

The Trustees also considered the terms and conditions of the Merger, including that there would be no sales charge imposed in effecting the Merger and that the Merger is expected to be structured as a tax-free reorganization for federal income tax purposes. Shareholders are not expected to recognize any gain or loss for federal income tax purposes directly as a result of the Merger. The Trustees also considered that the Strategic Income Fund would not incur any fees or expenses in connection with the Merger. The Trustees concluded that the Strategic Income Fund’s participation in the transaction was in the best interests of the Fund and that the Merger would not result in a dilution of the interests of existing shareholders of the Strategic Income Fund.

After consideration of the above factors, other considerations, and such information as the Trustees of the Strategic Income Fund deemed relevant, the Trustees, including the Independent Trustees, unanimously approved the Merger and the Agreement.

The Board of Trustees of the Oppenheimer Fund met on June 23, 2009 and also determined that the Merger was in the best interests of the Oppenheimer Fund and its shareholders and that no dilution would result to those shareholders. The Trustees on behalf of the Oppenheimer Fund, including the Independent Trustees, unanimously approved the Merger and the Agreement.

Description of the Merger Shares

Merger Shares will be issued to the Strategic Income Fund’s shareholders in accordance with the procedures under the Agreement as described above. The Merger Shares are Class A, Class N, and Class Y shares of the Oppenheimer Fund. The Strategic Income Fund’s shareholders receiving Merger Shares will not pay an initial sales charge on such shares. Each class of Merger Shares has the same characteristics as shares of the corresponding class of the Strategic Income Fund. For more information on the characteristics of each class of Merger Shares, please see “Additional Information About the Oppenheimer Fund” and the Oppenheimer Fund SAI.

Shareholders should contact MassMutual at 1-888-309-3539 for questions or requests related to their holdings of the Strategic Income Fund. Following the Merger, Oppenheimer Fund will not have any account information, including tax-related information, regarding a shareholder’s previous holdings of the Strategic Income Fund.

The Oppenheimer Fund’s Declaration of Trust contains an express disclaimer of shareholder or Trustee liability for the Fund’s obligations. It also provides for indemnification and reimbursement of expenses out of the Fund’s property for any shareholder held personally liable for its obligations. The Declaration of Trust also states that upon request, the Fund shall assume the defense of any claim made against a shareholder for any act or obligation of the Fund and shall satisfy any judgment on that claim. Massachusetts law permits a shareholder of a business trust (such as the Fund) to be held personally liable as a “partner” under certain circumstances. However, the risk that a Fund shareholder will incur financial loss from being held liable as a “partner” of the Fund is limited to the relatively remote circumstances in which the Fund would be unable to meet its obligations.

Federal Income Tax Consequences.

As a condition to the obligation of the Strategic Income Fund and the Oppenheimer Fund to consummate the Merger, the Funds will receive a tax opinion from K&L Gates, counsel to the Oppenheimer Fund and its Independent Trustees (which opinion will be based on certain factual representations made by the Strategic Income Fund and the Oppenheimer Fund and certain customary assumptions), to the effect that, on the basis of the existing provisions of the Internal Revenue Code of 1986, as amended (the “Code”), current administrative rules and court decisions, generally for federal income tax purposes, except as noted below:

(i)

the acquisition by the Oppenheimer Fund of substantially all of the assets of the Strategic Income Fund solely in exchange for Merger Shares and the assumption by the Oppenheimer Fund of certain of the liabilities of the Strategic Income Fund as described in the Agreement, followed by the distribution by the Strategic Income Fund to its shareholders of Merger Shares in complete liquidation of the Strategic Income Fund, all pursuant to the Agreement, will constitute a reorganization within the meaning of Section 368(a) of the Code, and the Strategic Income Fund and the Oppenheimer Fund will each be a “party to a reorganization ” within the meaning of Section 368(b) of the Code;

(ii)

under Section 361 of the Code, no gain or loss will be recognized by the Strategic Income Fund upon the transfer of the Strategic Income Fund’s assets to the Oppenheimer Fund in exchange for Merger Shares and the assumption of certain of the Strategic Income Fund’s liabilities by the Oppenheimer Fund as described in the Agreement or upon the distribution of the Merger Shares by the Strategic Income Fund to its shareholders in liquidation of the Strategic Income Fund;

(iii)

under Section 354 of the Code, no gain or loss will be recognized by shareholders of the Strategic Income Fund on the distribution of Merger Shares to them in exchange for their shares of the Strategic Income Fund;

(iv)

under Section 358 of the Code, the aggregate tax basis of the Merger Shares received by each Strategic Income Fund shareholder will be the same as the aggregate tax basis of the Strategic Income Fund ’s shares exchanged therefor;

(v)

under Section 1223(1) of the Code, a Strategic Income Fund shareholder’s holding period in the Merger Shares received by such shareholder pursuant to the Agreement will include the holding period for the Strategic Income Fund shares exchanged therefor, provided that at the time of the reorganization the Strategic Income Fund shares are held by such shareholder as a capital asset;

(vi)

under Section 1032 of the Code, no gain or loss will be recognized by the Oppenheimer Fund upon the receipt of assets of the Strategic Income Fund pursuant to the Agreement in exchange for Merger Shares and the assumption by the Oppenheimer Fund of the liabilities of the Strategic Income Fund;

(vii)

under Section 362(b) of the Code, the Oppenheimer Fund’s tax basis in the assets of the Strategic Income Fund transferred to it pursuant to the Agreement will be the same as the tax basis of such assets in the hands of the Strategic Income Fund immediately prior to the transfer;

(viii)	under Section 1223(2) of the Code, the Oppenheimer Fund’s holding period in the assets of the Strategic Income Fund will include the Strategic Income Fund ’s holding period in such assets; and
(ix)

the Oppenheimer Fund will succeed to and take into account the items of the Strategic Income Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and Regulations thereunder.

K&L Gates will express no view with respect to the effect of the reorganization on any transferred asset as to which any unrealized gain or loss is required to be recognized at the end of a taxable year or upon the termination thereof, or upon the transfer of such asset, without reference to whether such a termination or transfer would otherwise be a taxable transaction under federal income tax principles.

The consummation of the Merger will terminate the taxable year of the Strategic Income Fund. Prior to the consummation of the Merger, the Strategic Income Fund is expected to declare a distribution to shareholders, which together with all previous distributions, will have the effect of distributing to its shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid), its net tax-exempt income, if any, and its net capital gain, if any, through the consummation of the Merger. This distribution to shareholders will accelerate the recognition of gain or loss to shareholders of the Strategic Income Fund.

This description of the federal income tax consequences of the Merger is made without regard to the particular facts and circumstances of any shareholder. Shareholders are urged to consult their own tax advisers as to the specific consequences to them of the Merger, including the applicability and effect of state, local and other tax laws.

Additional Tax Considerations

At the close of its taxable year ended October 31, 2008, the Strategic Income Fund had a capital loss carryforward of approximately $3.2 million. As of April 30, 2009, the Strategic Income Fund had additional net realized capital losses of about $26 million. Capital loss carryforwards are used to reduce the amount of realized capital gains that a Fund is required to distribute to its shareholders in order to avoid paying taxes on undistributed capital gain.

If the Merger occurs, the tax attributes of the Oppenheimer Fund and the Strategic Income Fund, including any capital loss carryforwards that could have been used by each Fund to offset its future realized capital gains, will be shared by the surviving combined Fund, subject to the limitations noted below.

The Oppenheimer Fund’s ability to use the pre-Merger losses of the Strategic Income Fund to offset post-Merger gains of the combined Fund is expected to be limited as a result of the Merger due to the application of loss limitation rules under federal tax law. In particular, it is anticipated that the ability of the Oppenheimer Fund, as the surviving combined Fund, to use the Strategic Income Fund’s pre-Merger capital losses (including capital loss carryforwards and possibly net unrealized losses) to offset future realized capital gains will be subject to an annual limitation. The annual limitation amount would generally be determined by multiplying the “federal long-term tax-exempt rate” (the applicable rate as of July 2009 was 4.58%) by the value of the outstanding shares of the Strategic Income Fund (possibly subject to adjustments for purposes of these rules) immediately prior to the Merger. The Strategic Income Fund's net asset value as of July 31, 2009, was approximately $282 million. Furthermore, capital losses may generally be carried forward for only eight years in the case of regulated investment companies. Other tax rules could prohibit the use for five years following the Merger of one Fund’s pre-Merger capital losses (including both capital loss carryforwards and “built-in losses” (i.e., net unrealized losses)) against the other Fund’s “built-in gains” (i.e., net unrealized gains). The actual effect of these limitations will depend on, among other things, the amount of realized and unrealized gains and losses (including carryforwards) in each Fund at the time of the Merger.

As a result of these limitations, as well as the spreading of the losses remaining available over a larger asset base, former Strategic Income Fund shareholders may receive taxable distributions of capital gains from Oppenheimer Fund at times when distributions, if any, of capital gains from Strategic Income Fund would have been offset by capital losses if the Merger had not occurred.

The actual effects of the tax principles described above will depend on the relevant facts and circumstances at and after the time of the Merger. Accordingly, the manner in which these principles will apply may change, and, at a minimum, the specific percentages and other amounts noted above will change, prior to the Merger, including because of market developments and shareholder activity in the Funds. The application of these rules may accelerate taxable gain distributions to shareholders of the combined Fund.

Pro Forma Capitalization

The following table shows, on an unaudited basis, the capitalization of the Strategic Income Fund and the Oppenheimer Fund as of March 31, 2009, and on a pro forma combined basis, giving effect to the acquisition of assets at net asset value as of that date.

The table below, however, should not be relied upon to reflect the number of shares to be received in the Merger. The capitalitzation of the Funds and, consequently, the pro forma capitalization of the combined Oppenheimer Fund are likely to be different at the effective time of completion of the Merger because of market movements and daily share purchase and redemption activities, as well as the effect of other ongoing operations of the Funds prior to completion of the Merger. The actual number of shares to be received will depend upon the net asset value and number of shares outstanding of each Fund at the time of the Merger.

Strategic Income Fund	Net Assets	Shares Outstanding	Net Asset Value Per Share
Class A	$28,733,232	3,747,231	$7.67
Class L	$180,611,050	23,323,793	$7.74
Class N	$673,920	87,333	$7.72
Class S	$29,179,666	3,771,199	$7.74
Class Y	$10,496,395	1,356,591	$7.74
TOTAL	$249,694,262	32,286,148

TOTAL	$249,694,262	32,286,148

Oppenheimer Fund	Net Assets	Shares Outstanding	Net Asset Value Per Share
Class A	$5,440,452,904	1,668,720,009	$3.26
Class B	$333,367,936	101,914,352	$3.27
Class C	$1,101,368,046	338,495,592	$3.25
Class N	$151,349,702	46,391,574	$3.26
Class Y	$238,508,890	73,214,283	$3.26
TOTAL	$7,265,047,478	2,228,735,810

Oppenheimer (Pro Forma Surviving Fund)*	Net Assets	Shares Outstanding	Net Asset Value Per Share
Class A	$5,469,186,135	1,677,533,194	$3.26
Class B	$333,367,936	101,914,352	$3.27
Class C	$1,101,368,046	338,495,592	$3.25
Class N	$152,023,622	46,598,143	$3.26
Class Y	$458,796,001	140,835,087	$3.26
TOTAL	$7,514,741,740	2,305,376,368

*      Reflects the issuance of 8,813,186 Class A shares, 206,025 Class N shares and 67,620,705 Class Y shares of the Oppenheimer Fund in a tax-free exchange for the net assets of the Strategic Income Fund, aggregating $249,694,262.

NO SHAREHOLDER PROXIES WILL BE SOLICITED

     Approval of the Merger requires the approval of not only a majority of the Strategic Income Fund’s Trustees, but also a “majority of the outstanding voting securities” (as defined in the 1940 Act) of the Strategic Income Fund. Under the Trust’s Declaration of Trust, shareholders are entitled to one vote per share, with fractional shares voting proportionally, and separate classes vote together as one group on matters, such as the Merger, that affect classes equally. As of [August 28], 2009, there were ___________ shares of record of the Strategic Income Fund entitled to vote, of which MassMutual, through its separate accounts, owned approximately ___________, or approximately ____% of the Fund. MassMutual has indicated that, on or about October [23], 2009, it will execute a Consent of Majority Shareholder approving the Merger. Since MassMutual, the holder of record of more than a majority of the outstanding shares of the Strategic Income Fund as of [August 28], 2009, the record date, has indicated that it will consent to the Merger, no shareholder proxies will be solicited in connection with the Merger and no meeting of shareholders will be held.

As of [August 28], 2009, the Strategic Income Fund had the following shares outstanding:

Strategic Income Fund	Number of Shares Outstanding
Class S
Class Y
Class L
Class A
Class N

Share Ownership

As of [August 28], 2009, the respective officers and Trustees of the Strategic Income Fund and Oppenheimer Fund as a group beneficially owned less than 1% of the outstanding shares of the Strategic Income Fund and the Oppenheimer Fund, respectively.

To the best of the knowledge of the Funds, the following shareholders owned of record 5% or more of the outstanding shares of the Strategic Income Fund and the Oppenheimer Fund as of [August 28], 2009 (those persons who beneficially own more than 25% of a particular class of shares may be deemed to control such class):

[To be provided]

OTHER INFORMATION AND COMPARISONS BETWEEN THE FUNDS

Fundamental Investment Restrictions of the Funds

Both the Strategic Income Fund and the Oppenheimer Fund have certain additional fundamental investment restrictions that can only be changed with shareholder approval. Generally, these investment restrictions are similar between the Funds. Please see the statements of additional information for each Fund for descriptions of those investment restrictions.

Share Classes

The Oppenheimer Fund offers the following classes of shares: Class A, Class B, Class C, Class N and Class Y. Only Class A, Class N and Class Y shares are involved in the Merger. The Strategic Income Fund offers the following classes of shares: A, L, N, S and Y and each class is involved in the Merger. Each class of Oppenheimer Fund shares has a separate distribution arrangement and bears its own distribution expenses (See “Distribution and Service (12b-1) Plans” further below). More detailed descriptions of the distribution arrangements applicable to the shares of the Oppenheimer Fund and shares of the Strategic Income Fund are contained in each Fund’s prospectus and statement of additional information.

Oppenheimer Fund

 The following is a summary description of charges and fees for the Class A, Class N and Class Y shares of the Oppenheimer Fund that will be received by the Strategic Income Fund shareholders in the Merger.

Class A Shares.Class A shares are sold at their offering price, which is the net asset value of the shares plus, in most cases, an initial sales charge. The Fund receives the amount of your investment, minus the sales charge, to invest for your account. In some cases, Class A purchases may qualify for a reduced sales charge or a sales charge waiver, as described in the Oppenheimer Fund Prospectus or Oppenheimer Fund SAI.

The Class A sales charge rate varies depending on the amount of your purchase. A portion or all of the sales charge may be retained by OppenheimerFunds Distributor, Inc. (“OFDI”) or paid to the shareholder’s broker, dealer or other financial intermediary as a concession. The current sales charge rates and concessions paid are shown in the table below. There is no initial sales charge on Class A purchases of $1 million or more, but a contingent deferred sales charge may apply.

The sales charge varies depending on the amount of the purchase. A portion of the sales charge may be retained by OFDI or allocated to the shareholders’ dealer as a concession. OFDI reserves the right to reallow the entire concession to dealers. The current sales charge rates and concessions paid to dealers and brokers are as follows:

Amount of Purchase	Front-End Sales Charge As a Percentage of Offering Price	Front-End Sales Charge As a Percentage of Net Amount Invested	Concession As a Percentage of Offering Price
Less than $50,000	4.75%	4.98%	4.00%
$50,000 or more but less than $100,000	4.50%	4.71%	3.75%
$100,000 or more but less than $250,000	3.50%	3.63%	2.75%
$250,000 or more but less than $500,000	2.50%	2.56%	2.00%
$500,000 or more but less than $1 million	2.00%	2.04%	1.60%

Due to rounding, the actual sales charge for a particular transaction may be higher or lower than the rates listed above.

Reduced Sales Charges and Other Related Fees. Class A shares of the Oppenheimer Fund may pay a front-end initial sales charge of up to 4.75% of the offering price and, as indicated below, are subject to distribution-related fees. No front-end sales charge will be imposed on the Class A shares of the Oppenheimer Fund received by Class A of the Strategic Income Fund shareholders as a result of the Merger. The Oppenheimer Fund does not charge a redemption fee.

Class N Shares. Class N shares are offered to retirement plans (including IRAs and 403(b) plans) that purchase $500,000 or more of Oppenheimer funds Class N shares or to group retirement plans (which do not include IRAs and 403(b) plans) held in omnibus accounts that have assets of $500,000 or more or have 100 or more eligible participants. Class N shares are sold at net asset value without an initial sales charge. Class N shares are subject to an asset-based sales charge that is calculated daily based on an annual rate of 0.25%. A contingent deferred sales charge of 1.00% will be imposed on the redemption of Class N shares, if: the group retirement plan is terminated, or Class N shares of all Oppenheimer funds are terminated as an investment option of the plan, and the Class N shares are redeemed within 18 months after the plan’s first purchase of Class N shares of any Oppenheimer fund; or Class N shares are redeemed within 18 months after an IRA or 403(b) plan’s first purchase of Class N shares of any Oppenheimer fund. Retirement plans that offer Class N shares may impose charges on plan participant accounts.

Class Y Shares. Class Y shares are sold at net asset value per share without a sales charge directly to institutional investors that have special agreements with OFDI for this purpose. They may include insurance companies, registered investment companies, employee benefit plans and Section 529 plans, among others. An institutional investor that buys Class Y shares for its customers’ accounts may impose charges on those accounts. The procedures for buying, selling, exchanging and transferring the Fund’s other classes of shares (other than the time those orders must be received by OFDI or Transfer Agent at their Colorado office) and some of the special account features available to investors buying those other classes of shares do not apply to Class Y shares. Instructions for buying, selling, exchanging or transferring Class Y shares must be submitted by the institutional investor, not by its customers for whose benefit the shares are held.

Strategic Income Fund

The Strategic Income Fund offers the following classes of shares: Class S, Class Y, Class L, Class A and Class N. Class A shares have up-front sales charges and Class N shares have contingent deferred sales charges. Only Class A and Class N shares charge Rule 12b-1 fees. The Strategic Income Fund does not charge a redemption fee.

Class S, Class Y and Class L shares are primarily offered to institutional investors through institutional distribution channels, such as employer-sponsored retirement plans or through broker-dealers, financial institutions or insurance companies. Class A and N shares are primarily offered through other distribution channels, such as broker-dealers or financial institutions. The different Classes have different fees, expenses and/or minimum investor size requirements. The difference in the fee structures among the Classes is the result of their separate arrangements for shareholder and distribution services and is not the result of any difference in amounts charged by MassMutual for investment advisory services. Accordingly, management fees do not vary by Class. Different fees and expenses of a Class will affect performance of that Class. For actual past expenses of each share class, see the fund-by-fund information earlier in this Prospectus/Information Statement. Investors may receive different levels of service in connection with investments in different classes of shares and intermediaries may receive different levels of compensation in connection with each share class.

 Distribution and Service (12b-1) Plans

OFDI, a subsidiary of OFI, acts as underwriter of the shares of the Oppenheimer Fund. MML Distributors, LLC ("MML Distributors"), a subsidiary of Massachusetts Mutual Life Insurance Company, acts as underwriter of shares of the Strategic Income Fund. The underwriters distribute each Fund’s shares directly or through broker-dealers, banks, or other financial intermediaries.

Oppenheimer Fund

Service Plan for Class A Shares. The Oppenheimer Fund has adopted a Service Plan for Class A shares that reimburses the OFDI for a portion of the costs of maintaining accounts and providing services to Class A shareholders. The Oppenheimer Fund makes these payments quarterly, calculated at an annual rate of up to 0.25% of the Class A shares daily net assets. OFDI currently uses all of those fees to pay brokers, dealers, banks and other financial intermediaries for providing personal service and maintaining the accounts of their customers that hold Class A shares.

Distribution and Service Plans for Class N Shares. The Oppenheimer Fund has adopted Distribution and Service Plans for Class N shares to pay OFDI for distributing those share classes, maintaining accounts and providing shareholder services. Under the plans, the Oppenheimer Fund pays OFDI an asset-based sales charge for Class N shares calculated at 0.25% of the daily net assets of that class. The Oppenheimer Fund also pays a service fee under the plans at an annual rate of 0.25% of the daily net assets of Class N. Altogether, these fees increase the Class N annual expenses by 0.50%, calculated on the daily net assets of the applicable class. Because these fees are paid out of the Oppenheimer Fund’s assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than other types of sales charges.

Use of Plan Fees: OFDI uses the service fees to compensate brokers, dealers, banks and other financial intermediaries for maintaining accounts and providing personal services to Class N shareholders in the applicable share class. OFDI normally pays intermediaries the 0.25% service fee in advance for the first year after shares are purchased and then pays that fee periodically.

Class N Shares: At the time of a Class N share purchase, OFDI generally pays financial intermediaries a sales concession of 0.75% of the purchase price from its own resources. Therefore, the total amount, including the advance of the service fee that OFDI pays the intermediary at the time of a Class N purchase is 1.00% of the purchase price. OFDI normally retains the asset-based sales charge on Class N shares. For Class N shares purchased in certain omnibus group retirement plans OFDI may pay the intermediary the asset-based sales charge and service fee during the first year instead of paying a sales concession and the first year’s service fees at the time of purchase.

Strategic Income Fund

The Strategic Income Fund has adopted Rule 12b-1 Plans for Class A and Class N shares of the Fund. Under the Class A Rule 12b-1 Plan, the Fund is permitted to pay distribution and service fees at the annual rate of 0.25%, in the aggregate, of the Fund’s average daily net assets attributable to Class A shares. Distribution fees may be paid to brokers or other financial intermediaries for providing services in connection with the distribution and marketing of Class A shares and for related expenses. Service fees may be paid to brokers or other financial intermediaries for providing personal services to Class A shareholders and/or maintaining Class A shareholder accounts and for related expenses. Compensation under the Class A Rule 12b-1 Plan for service fees is paid to MassMutual, through MML Distributors, and compensation under the Plan for distribution fees is paid to MML Distributors. MassMutual and MML Distributors are entitled to retain a portion of the fees generated by an account, or may reallow the full amount to the brokers or other intermediaries. MassMutual may pay any Class A Rule 12b-1 service fees to brokers or other financial intermediaries in advance for the first year after the shares are sold. After the shares have been held for a year, MassMutual will pay the service fees on a quarterly basis.

Under the Class N Rule 12b-1 Plan the Fund pays MML Distributors an annual distribution fee of 0.25%. The Fund also pays 0.25% in service fees to MassMutual each year under the Class N Rule 12b-1 Plan. MassMutual is entitled to retain a portion of the fees generated by an account, or may reallow the full amount to brokers or other financial intermediaries for providing personal services to Class N shareholders and/or maintaining Class N shareholder accounts and for related expenses. MassMutual may pay the 0.25% service fees to brokers or other financial intermediaries in advance for the first year after the shares are sold. After the shares have been held for a year, MassMutual pays the service fees on a quarterly basis. MML Distributors is entitled to retain a portion of the fees generated by an account, or may reallow the full amount to brokers or other financial intermediaries for providing services in connection with the distribution and marketing of Class N shares and for related expenses.

Payments to Financial Intermediaries and Service Providers

Oppenheimer Fund

OFI and OFDI, in their discretion, may also make payments to brokers, dealers and other financial intermediaries or to service providers for distribution and/or shareholder servicing activities. Those payments are made out of OFI’s and/or OFDI’s own resources and/or assets, including from the revenues or profits derived from the advisory fees OFI receives from the Fund. Those cash payments, which may be substantial, are paid to many firms having business relationships with OFI and Distributor and are in addition to any distribution fees, servicing fees, or transfer agency fees paid directly or indirectly by the Fund to these financial intermediaries an d any commissions OFDI pays to these firms out of the sales charges paid by investors. Payments by OFI or Distributor from their own resources are not reflected in the tables in the “Fees and Expenses of the Fund” section of this Prospectus/Information or the Oppenheimer Fund Prospectus because they are not paid by the Fund.

The financial intermediaries that may receive those payments include firms that offer and sell Fund shares to their clients, or provide shareholder services to the Fund, or both, and receive compensation for those activities. The financial intermediaries that may receive payments include your securities broker, dealer or financial adviser, sponsors of fund “supermarkets,” sponsors of fee-based advisory or wrap fee programs, sponsors of college and retirement savings programs, banks, trust companies and other intermediaries offering products that hold Fund shares, and insurance companies that offer variable annuity or variable life insurance products.

In general, these payments to financial intermediaries can be categorized as “distribution-related” or “servicing” payments. Payments for distribution-related expenses, such as marketing or promotional expenses, are often referred to as “revenue sharing.” Revenue sharing payments may be made on the basis of the sales of shares attributable to that intermediary, the average net assets of the Fund and other Oppenheimer funds attributable to the accounts of that intermediary and its clients, negotiated lump sum payments for distribution services provided, or similar fees. In some circumstances, revenue sharing payments may create an incentive for a financial intermediary or its representatives to recommend or offer shares of the Fund or other Oppenheimer funds to its customers. These payments also may give an intermediary an incentive to cooperate with OFDI’s marketing efforts. A revenue sharing payment may, for example, qualify the Fund for preferred status with the intermediary receiving the payment or provide representatives of OFDI with access to representatives of the intermediary’s sales force, in some cases on a preferential basis over funds of competitors. Additionally, as firm support, OFI or Distributor may reimburse expenses related to educational seminars and “due diligence” or training meetings (to the extent permitted by applicable laws or the rules of the Financial Industry Regulatory Authority (“FINRA”), designed to increase sales representatives’ awareness about Oppenheimer funds, including travel and lodging expenditures. However, OFI does not consider a financial intermediary’s sale of shares of the Fund or other Oppenheimer funds when selecting brokers or dealers to effect portfolio transactions for the funds.

Various factors are used to determine whether to make revenue sharing payments. Possible considerations include, without limitation, the types of services provided by the intermediary, sales of Fund shares, the redemption rates on accounts of clients of the intermediary or overall asset levels of Oppenheimer funds held for or by clients of the intermediary, the willingness of the intermediary to allow OFDI to provide educational and training support for the intermediary’s sales personnel relating to the Oppenheimer funds, the availability of the Oppenheimer funds on the intermediary’s sales system, as well as the overall quality of the services provided by the intermediary and OFI or OFDI’s relationship with the intermediary. OFI and OFDI have adopted guidelines for assessing and implementing each prospective revenue sharing arrangement. To the extent that financial intermediaries receiving distribution-related payments from OFI or OFDI sell more shares of the Oppenheimer funds or retain more shares of the funds in their client accounts, OFI and OFDI benefit from the incremental management and other fees they receive with respect to those assets.

Payments may also be made by OFI, OFDI or the Transfer Agent to financial intermediaries to compensate or reimburse them for administrative or other client services provided such as sub-transfer agency services for shareholders or retirement plan participants, omnibus accounting or sub-accounting, participation in networking arrangements, account set-up, recordkeeping and other shareholder services. Payments may also be made for administrative services related to the distribution of Fund shares through the intermediary. Firms that may receive servicing fees include retirement plan administrators, qualified tuition program sponsors, banks and trust companies, and others.

These fees may be used by the service provider to offset or reduce fees that would otherwise be paid directly to them by certain account holders, such as retirement plans. The Oppenheimer Fund SAI contains more information about revenue sharing and service payments made by OFI or OFDI. Your broker, dealer or other financial intermediary may charge you fees or commissions in addition to those disclosed in the Oppenheimer Fund Prospectus. You should ask your financial intermediary for details about any such payments it receives from OFI or OFDI and their affiliates, or any other fees or expenses it charges.

Strategic Income Fund

MML Distributors may directly, or through MassMutual, pay a sales concession of up to 1.00% of the purchase price of Class N, Class A and Class L shares to brokers or other financial intermediaries from its own resources at the time of sale. However, the total amount paid to brokers or other financial intermediaries at the time of sale of Class N and Class A shares, including any advance of Rule 12b-1 service fees by MassMutual, may be only 1.00% of the purchase price. In addition, MassMutual may directly, or through MML Distributors, pay up to 0.25% of the amount invested to intermediaries who provide services on behalf of Class S, Class Y, Class L, Class A or Class N shares. This compensation is paid by MassMutual, not from Fund assets. The payments on account of Class S, Class Y, Class L, Class A or Class N shares is based on criteria established by MassMutual. In the event that amounts paid by the Fund to MassMutual as administrative or management fees are deemed indirect financing of distribution or servicing costs for Class S, Class Y or Class L shares, the Fund has adopted distribution and servicing plans (i.e., Rule 12b-1 Plans) authorizing such payments. No additional fees are paid by the Fund under these plans. Compensation paid by the Fund to brokers or other intermediaries for providing services on account of Class A or Class N shares is described above under “Distribution and Service (12b-1) Plans.” Annual compensation paid on account of Class S, Class Y, Class L, Class A or Class N shares is paid quarterly, in arrears.

 MassMutual may also make payments, out of its own assets, to intermediaries, including broker-dealers, insurance agents and other service providers that relate to the sale of the Fund or certain of MassMutual’s variable annuity contracts for which the Fund is an underlying investment option.

 This compensation may take the form of:

•	Payments to administrative service providers that provide enrollment, recordkeeping and other services to pension plans;

•	Cash and non-cash benefits, such as bonuses and allowances or prizes and awards, for certain brokers, administrative service providers and MassMutual insurance agents;

•	Payments to intermediaries for, among other things, training of sales personnel, conference support, marketing or other services provided to promote awareness of MassMutual’s products;

•	Payments to broker-dealers and other intermediaries that enter into agreements providing MML Distributors with access to representatives of those firms or with other marketing or administrative services; and

•	Payments under agreements with MassMutual not directly related to the sale of specific variable annuity contracts or the Fund, such as educational seminars and training or pricing services.

These compensation arrangements are not offered to all intermediaries and the terms of the arrangements may differ among intermediaries. These arrangements may provide an intermediary with an incentive to recommend one mutual fund over another, one share class over another, or one insurance or annuity contract over another.

Calculating the Share Price

Both Funds calculate their shares prices in a similar manner.

Oppenheimer Fund

Oppenheimer Fund calculates the net asset value of each class of shares as of the close of the NYSE on each day the NYSE is open for trading (referred to as a “regular business day”). The NYSE normally closes at 4:00 p.m., Eastern time, but may close earlier on some days.

The net asset value per share for a class of shares on a “regular business day” is determined by dividing the value of Oppenheimer Fund’s net assets attributable to that class by the number of shares of that class outstanding on that day. To determine net asset values, Oppenheimer Fund assets are valued primarily on the basis of current market quotations. If market quotations are not readily available or do not accurately reflect fair value for a security (in OFI’s judgment) or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that Oppenheimer Fund’s Board of Trustees (“Oppenheimer Fund’s Board”) believes accurately reflects the fair value. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of Oppenheimer Fund’s foreign investments may change on days when investors cannot buy or redeem Fund shares.

Oppenheimer Fund’s Board has adopted valuation procedures for Oppenheimer Fund and has delegated the day-to-day responsibility for fair value determinations to OFI’s Valuation Committee. Fair value determinations by OFI are subject to review, approval and ratification by Oppenheimer Fund’s Board at its next scheduled meeting after the fair valuations are determined. In determining whether current market prices are readily available and reliable, OFI monitors the information it receives in the ordinary course of its investment management responsibilities for significant events that it believes in good faith will affect the market prices of the securities of issuers held by Oppenheimer Fund. Those may include events affecting specific issuers (for example, a halt in trading of the securities of an issuer on an exchange during the trading day) or events affecting securities markets (for example, a foreign securities market closes early because of a natural disaster). Oppenheimer Fund uses fair value pricing procedures to reflect what OFI and Oppenheimer Fund’s Board believes to be more accurate values for Oppenheimer Fund’s portfolio securities, although it may not always be able to accurately determine such values. In addition, the discussion of “time zone arbitrage” describes effects that Oppenheimer Fund’s fair value pricing policy is intended to counteract.

If, after the close of the principal market on which a security held by Oppenheimer Fund is traded and before the time as of which Oppenheimer Fund’s net asset values are calculated that day, a significant event occurs that OFI learns of and believes in the exercise of its judgment will cause a material change in the value of that security from the closing price of the security on the principal market on which it is traded, OFI will use its best judgment to determine a fair value for that security.

OFI believes that foreign securities values may be affected by volatility that occurs in U.S. markets on a trading day after the close of foreign securities markets. OFI’s fair valuation procedures therefore include a procedure whereby foreign securities prices may be “fair valued” to take those factors into account.

Strategic Income Fund

The Strategic Income Fund determines its NAV at the market close (usually 4:00 p.m. Eastern Time) every day the NYSE is open (“Business Day”). The Trust calculates the NAV of each class of shares of the Strategic Income Fund separately. The NAV for shares of a class of the Strategic Income Fund is determined by adding the current value of all of the Strategic Income Fund’s assets attributable to that class, subtracting the liabilities attributable to that class and then dividing the resulting number by the total outstanding shares of the class.

The Strategic Income Fund’s assets are valued based on market value of the Strategic Income Fund’s total portfolio. Securities are typically valued on the basis of valuations furnished by a pricing service. However, valuation methods approved by the Strategic Income Fund’s Board of Trustees which are intended to reflect fair value may be used by the Strategic Income Fund’s Valuation Committee when pricing service information is not readily available or when a security’s value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market). In such a case, a Strategic Income Fund’s value for a security is likely to be different from the last quoted market price or pricing service information. In addition, a fair value pricing service is used to assist in the pricing of foreign securities. Due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale.

Purchase and Redemption Procedures

Investments in the Funds are not insured. The minimum initial purchase requirement for Class A shares of Oppenheimer Fund is $1,000. There is a $50 minimum for subsequent purchases of shares of Oppenheimer Fund. Both Funds reserve the right to reject any purchase order. All funds invested in each Fund are invested in full and fractional shares. For more information on the pricing and purchasing of shares of each Fund, see each Fund’s prospectus.

The Oppenheimer Fund provides for telephone, mail, checkwriting, Internet, or wire redemption of shares at net asset value as next determined after receipt of a redemption request on each day the NYSE is open for trading. Each Fund reserves the right to redeem in-kind, under certain circumstances, by paying the redeeming shareholder the proceeds of a redemption in securities rather than in cash. The Oppenheimer Fund may involuntarily redeem shareholders’ accounts that have less than the minimum initial investment of invested funds. For more information on redeeming shares of each Fund, see each Fund’s prospectus.

Shares of the Strategic Income Fund are bought through an agreement with MassMutual which describes how a shareholder will need to submit buy, sell and exchange orders. Purchase orders must be accompanied by sufficient funds. A shareholder can pay by check or Federal Funds wire transfer. Any buy, sell or exchange order must be submitted in “good form” as described in the agreement.

Minimum Balance Fee

As stated in the Oppenheimer Fund Prospectus, a $12 annual “Minimum Balance Fee” is assessed on each Fund account with a share balance valued under $500. The Minimum Balance Fee is automatically deducted from each such Fund account in September. See Oppenheimer Fund’s statement of additional information for information about the circumstances under which this fee will not be assessed. Small accounts may be involuntarily redeemed by the Fund if the value has fallen below $500 for reasons other than a decline in the market value of the shares.. Oppenheimer Fund reserves the authority to modify Minimum Balance Fees in its discretion.

Strategic Income Fund does not assess a small account fee on its accounts.

Exchange Privileges or Short-Term Trading Policies

Oppenheimer Fund

Shareholders of the Oppenheimer Fund may exchange all or part of their Fund shares for shares of the same class of other Oppenheimer funds that offer the exchange privilege. For example, a Shareholder can exchange Class A shares of the Fund only for Class A shares of another fund. A list of the Oppenheimer funds that are currently available for exchanges can be obtained by calling 1-800-225-5677. The funds available for exchange can change from time to time. The Fund may amend, suspend or terminate the exchange privilege at any time. The Oppenheimer Fund will provide 60 days’ notice of any material change in the exchange privilege unless applicable law allows otherwise.

The OppenheimerFunds exchange privilege affords investors the ability to switch their investments among Oppenheimer funds if their investment needs change. However, there are limits on that privilege. Frequent purchases, redemptions and exchanges of Fund shares may interfere with the Manager’s ability to manage the Fund’s investments efficiently, increase its transaction and administrative costs and/or affect its performance, depending on various factors, such as the size of the Fund, the nature of its investments, the amount of Fund assets the portfolio manager maintains in cash or cash equivalents, the aggregate dollar amount and the number and frequency of trades.

If large dollar amounts are involved in exchange or redemption transactions, the Fund might be required to sell portfolio securities at unfavorable times to meet those transaction requests, and the Fund’s brokerage or administrative expenses might be increased. Therefore, the Manager and the Fund’s Board have adopted the following policies and procedures to detect and prevent frequent and/or excessive exchanges or purchase and redemption activity, while addressing the needs of investors who seek liquidity in their investment and the ability to exchange shares as their investment needs change. There is no guarantee that those policies and procedures, described below, will be sufficient to identify and deter all excessive short-term trading.

Limitations on Frequent Exchanges

30-Day Hold. If a direct shareholder exchanges shares of another Oppenheimer fund account for shares of the Fund, his or her Fund account will be “blocked” from exchanges into any other fund for a period of 30 calendar days from the date of the exchange, subject to certain exceptions described below. Likewise, if a Fund shareholder exchanges Fund shares for shares of another eligible Oppenheimer fund, that fund account will be “blocked” from further exchanges for 30 calendar days. The block will apply to the full account balance and not just to the amount exchanged into the account. For example, if a shareholder exchanged $2,000 from one fund into another fund in which the shareholder already owned shares worth $10,000, then, following the exchange, the full account balance ($12,000 in this example) would be blocked from exchanges into another fund for a period of 30 calendar days. A shareholder whose account is registered on the Fund’s books showing the name, address and tax ID number of the beneficial owner is a “direct shareholder.”

Exceptions to 30-Day Hold

Exchanges Into Money Market Funds. A direct shareholder will be permitted to exchange shares of a stock or bond fund for shares of an eligible money market fund any time, even if the shareholder has exchanged shares into the stock or bond fund during the prior 30 days. However, all of the shares held in that money market fund would then be blocked from further exchanges into another fund for 30 calendar days.

● Dividend Reinvestments and Class B Share Conversions. The reinvestment of dividends or distributions from one fund to purchase shares of another fund and the conversion of Class B shares into Class A shares will not be considered exchanges for purposes of imposing the 30-day limit.

● Asset Allocation Programs. Investment programs by Oppenheimer “funds-of-funds” that entail rebalancing investments in underlying Oppenheimer funds will not be subject to these limits. However, third-party asset allocation and rebalancing programs will be subject to the 30-day limit described above. Asset allocation firms that want to exchange shares held in accounts on behalf of their customers must identify themselves to the Transfer Agent and execute an acknowledgement and agreement to abide by these policies with respect to their customers’ accounts. “On-demand” exchanges outside the parameters of portfolio rebalancing programs will also be subject to the 30- day limit.

● Automatic Exchange Plans. Accounts that receive exchange proceeds through automatic or systematic exchange plans that are established through the Transfer Agent will not be subject to the 30-day block as a result of those automatic or systematic exchanges but may be blocked from exchanges, under the 30-day limit, if they receive proceeds from other exchanges.

● Redemptions of Shares. These exchange policy limits do not apply to redemptions of shares. Shareholders are permitted to redeem their shares on any regular business day, subject to the terms of the Oppenheimer Fund Prospectus.

● Limitations on Exchanges in Omnibus Accounts. If shares of the Oppenheimer Fund are held through a financial adviser or other firm such as a broker-dealer, a bank, an insurance company separate account, an investment adviser, an administrator or a trustee of a retirement plan that holds a shareholder’ shares in an account under its name (these are sometimes referred to as “omnibus” or “street name” accounts), that financial intermediary may impose its own restrictions or limitations to discourage short-term or excessive trading. Shareholders should consult their financial intermediary to find out what trading restrictions, including limitations on exchanges, may apply. The Fund, the Distributor, the Manager and the Transfer Agent encourage those financial intermediaries to apply the Fund’s policies to their customers who invest indirectly in the Fund. However, the Transfer Agent may not be able to detect excessive short-term trading activity in accounts maintained in “omnibus” or “street name” form where the underlying beneficial owners are not identified. The Transfer Agent will attempt to monitor overall purchase and redemption activity in those accounts to seek to identify patterns that may suggest excessive trading by the underlying owners. If evidence of possible excessive trading activity is observed by the Transfer Agent, the financial intermediary that is the registered owner will be asked to review the account activity, and to confirm to the Transfer Agent and the Fund that appropriate action has been taken to curtail any excessive trading activity.

Other Limitations on Exchanges. There are a number of other special conditions and limitations that apply to certain types of exchanges. Those conditions and circumstances are described in the section “How to Exchange Shares” in the Oppenheimer Fund’s Statement of Additional Information. For information about sales charges that may apply to exchanges of shares see the sections “Contingent Deferred Sales Charges” and “Sales Charge Arrangements and Waivers” above.

Requirements for Exchanges of Shares. To exchange shares of the Fund, a shareholder must meet several conditions. The Fund may amend the following requirements at any time:

•	Shares of the fund selected for exchange must be available for sale in the shareholder’s state of residence.

•	The selected fund must offer the exchange privilege.

•	A shareholder must meet the minimum purchase requirements for the selected fund. Generally, exchanges may be made only between identically registered accounts, unless all account owners send written exchange instructions with a signature guarantee.

•	Before exchanging into a fund, a shareholder should obtain its prospectus and should read it carefully.

Timing of Exchange Transactions. Exchanged shares are normally redeemed from one fund and the proceeds are reinvested in the fund selected for exchange on the same regular business day on which the Transfer Agent or its agent (such as a financial intermediary holding the investor’s shares in an “omnibus” or “street name” account) receives an exchange request that conforms to these policies. The request must be received by the close of the NYSE that day in order to receive that day’s net asset value on the exchanged shares. For requests received after the close of the NYSE the shares being exchanged will be valued at the next net asset value calculated after the request is received. The Transfer Agent may delay transmitting the proceeds from an exchange for up to five business days, however, if it determines, in its discretion, that an earlier transmittal of the redemption proceeds would be detrimental to either the fund from which shares are being exchanged or the fund into which the exchange is being made. The exchange proceeds will be invested in the new fund at the next net asset value calculated after the proceeds are received. In the event that a delay in the reinvestment of proceeds occurs, the Transfer Agent will notify the shareholder or his or her financial intermediary.

Taxes on Exchanges. For tax purposes, an exchange of shares of the Fund is considered a sale of those shares and a purchase of the shares of the fund into which the shareholder is exchanging. Therefore, an exchange may result in a capital gain or loss for tax purposes.

OTHER LIMITS ON SHARE TRANSACTIONS. The Fund may impose other limits on transactions that it believes would be disruptive and may refuse any purchase or exchange order.

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Right to Refuse Purchase and Exchange Orders. The Distributor and/or the Transfer Agent may refuse any purchase or exchange order in their discretion and are not obligated to provide notice before rejecting an order.

•	Right to Terminate or Suspend Account Privileges. The Transfer Agent may, in its discretion, limit or terminate trading activity by any person, group or account that it believes would be disruptive, even if the activity has not exceeded the policies outlined in th e Oppenheimer Fund Prospectus. As part of the Transfer Agent’s procedures to detect and deter excessive trading activity, the Transfer Agent may review and consider the history of frequent trading activity in all accounts in the Oppenheimer funds known to be under common ownership or control. The Transfer Agent may send a written warning to a shareholder that the Transfer Agent believes may be engaging in disruptive or excessive trading activity; however, the Transfer Agent reserves the right to suspend or terminate the ability to purchase or exchange shares, with or without warning, for any account that the Transfer Agent determines, in the exercise of its discretion, has engaged in such trading activity.

Strategic Income Fund

MassMutual has adopted policies and procedures to help identify those individuals or entities MassMutual determines may be engaging in excessive trading and/or market timing trading activities. MassMutual monitors trading activity to enforce these procedures. However, those who engage in such activities may employ a variety of techniques to avoid detection. Therefore, despite MassMutual’s efforts to prevent excessive trading and/or market timing trading activities, there can be no assurance that MassMutual will be able to identify all those who trade excessively or employ a market timing strategy and curtail their trading in every instance.

The monitoring process involves scrutinizing transactions in Fund shares that exceed certain monetary thresholds or numerical limits within a specified period of time. Trading activity identified by either, or a combination, of these factors, or as a result of any other information actually available at the time, will be evaluated to determine whether such activity might constitute excessive trading and/or market timing activity. When trading activity is determined by the Fund or MassMutual, in their sole discretion, to be excessive in nature, certain account-related privileges, such as the ability to place purchase, redemption and exchange orders over the internet, may be suspended for such account.

Distribution and Tax Policies

The Oppenheimer Fund distributes its net realized gains at least annually to shareholders of record on the dividend record date and intends to declare dividends from its investment company taxable net income on each regular business day and to pay those dividends monthly.

Dividends and distributions are reinvested in additional shares of the same class of the respective Fund, or paid in cash, as a shareholder has elected. For further information concerning each Fund's dividends, distributions and tax treatment, see “Taxation and Distributions” in Strategic Income Fund’s prospectus and “Taxation” in Strategic Income Fund’s statement of additional information and “Dividends, Capital Gains and Taxes” in the Oppenheimer Fund Prospectus. For information on the tax consequences to Strategic Income Fund shareholders of the Merger, see the section titled “Merger Information - Federal Income Tax Consequences” herein.

After the Merger, shareholders of the Strategic Income Fund who have elected to have their dividends and/or distributions reinvested will have dividends and/or distributions received from Oppenheimer Fund reinvested in the same class of shares of the Oppenheimer Fund received in the Merger. Shareholders of the Strategic Income Fund who have elected to receive dividends and/or distributions in cash will receive dividends and/or distributions from Oppenheimer Fund in cash after the Merger, although they may, after the Merger, elect to have such dividends and/or distributions reinvested in additional shares of the Oppenheimer Fund.

Each Fund is qualified and intends to continue to qualify to be treated as regulated investment companies under the Code. To remain qualified as a regulated investment company, a Fund must distribute at least 90% of its taxable and tax-exempt income. While so qualified, so long as the Fund distributes substantially all of its net investment company taxable and tax-exempt income and any net realized gains to shareholders, it is expected that the Fund will not be required to pay any federal income taxes on the amounts so distributed. A 4% nondeductible excise tax will be imposed on amounts not distributed if a Fund does not meet certain distribution requirements by the end of each calendar year. Each Fund anticipates meeting such distribution requirements.

ADDITIONAL INFORMATION

Pending Litigation

During 2009, a number of complaints have been filed in federal courts against OFI, OFDI, or certain other mutual funds ("Defendant Funds") advised by OFI and distributed by OFDI. Each of the complaints naming a Defendant Fund also names certain officers and trustees, including the trustees of the Oppenheimer Fund. The plaintiff in each case seeks class action status on behalf of those who purchased shares of the respective Defendant Fund during a particular time period. The complaints against the Defendant Funds raise claims under federal securities laws to the effect that, among other things, the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions, that such Defendant Fund's investment policies were not followed, and that such Defendant Fund and the other defendants violated federal securities laws and regulations and certain state laws. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys' fees and litigation expenses.

A complaint brought in state court against OFI, OFDI and another subsidiary of OFI (but not against any Fund), on behalf of the Oregon College Savings Plan Trust alleges a variety of claims, including breach of contract, breach of fiduciary duty, negligence and violation of state securities laws. Plaintiffs seek compensatory damages, equitable relief and an award of attorneys' fees and litigation expenses.

Other complaints have been filed in state and federal courts, by investors who made investments through an affiliate of OFI, against OFI and certain of its affiliates, regarding the alleged investment fraud perpetrated by Bernard Madoff and his firm ("Madoff"). Those lawsuits, in 2008 and 2009, allege a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and an award of attorneys' fees and litigation expenses. None of the suits have named OFDI, any of the Oppenheimer mutual funds or any of their independent trustees or directors. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff.

OFI believes that the lawsuits described above are without legal merit and intends to defend them vigorously. The Defendant Funds' Boards of Trustees have also engaged counsel to defend the suits vigorously on behalf of those Funds, their boards and the individual independent Trustees named in those suits. While it is premature to render any opinion as to the likelihood of an outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance or OFI, OFI believes that these suits should not have any material effect on the operations of the Defendant Funds and that the outcome of all of the suits together should not impair the ability of OFI or OFDI to perform their respective duties to the Defendant Funds, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer Funds.

Form of Organization

Oppenheimer Fund is an open-end, diversified management investment company registered with the SEC under the 1940 Act, which continuously offers shares to the public. Oppenheimer Fund is organized as a Massachusetts business trust and is governed by its Amended and Restated Declaration of Trust (referred to herein as “Declaration of Trust”), Amended By-Laws, a Board of Trustees and by applicable Massachusetts and federal law. Strategic Income Fund is a series of the Trust, an open-end management investment company registered with the SEC under the 1940 Act, which continuously offers shares to the public. The Trust is organized as a Massachusetts business trust and is governed by its Agreement and Declaration of Trust, as amended (referred to herein as the “Declaration of Trust”), By-Laws, as amended, a Board of Trustees and by applicable Massachusetts and federal law.

     As a Massachusetts business trust, Oppenheimer Fund is not required to hold, and does not plan to hold, regular annual meetings of shareholders, but may hold shareholder meetings from time to time on important matters or when required to do so by the Investment Company Act or other applicable law. Shareholders have the right, upon a vote or declaration in writing of two-thirds of the outstanding shares of the Fund, to remove a Trustee or to take other action described in the Fund’s Declaration of Trust.

Oppenheimer Fund’s Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of its outstanding shares. If Oppenheimer Fund’s Trustees receive a request from at least 10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, Oppenheimer Fund’s Trustees will then either make Oppenheimer Fund’s shareholder list available to the applicants or mail their communication to all other shareholders at the applicants’ expense. The shareholders making the request must have been shareholders for at least six months and must hold shares of Oppenheimer Fund valued at $25,000 or more or constituting at least 1% of Oppenheimer Fund’s outstanding shares. The Trustees may also take other action as permitted by the Investment Company Act.

Under the Declaration of Trust of Oppenheimer Fund, each share of Oppenheimer Fund will be entitled to one vote for each dollar or fraction of a dollar of net asset value applicable to such share. Under the Declaration of Trust of the MassMutual Premier Funds, as to any matter on which the shareholder is entitled to vote, each whole share of MassMutual Fund is entitled to one vote and each fractional share is entitled to a proportionate fractional vote.

The foregoing is only a summary of certain characteristics of the operations of the Declaration of Trust of Oppenheimer Fund and the Declaration of Trust of the Trust, their respective By-Laws and applicable Massachusetts law and is not a complete description of those documents or law. Shareholders should refer to the provisions of such Declaration of Trust, By-Laws, applicable Massachusetts law directly for more complete information.

Strategic Income Fund

The Trust, an open-end, management investment company, is organized as a Massachusetts business trust under the laws of Massachusetts by an Agreement and Declaration of Trust dated August 1, 1994, as amended. A copy of the Declaration of Trust is on file with the Secretary of The Commonwealth of Massachusetts. The fiscal year for the Fund ends on October 31.

The Declaration of Trust permits the Trustees, without shareholder approval, to issue an unlimited number of shares and divide those shares into an unlimited number of series of shares, representing separate investment portfolios with rights determined by the Trustees. The Fund’s shares represent equal proportionate interests in the assets and liabilities belonging to the Fund. Shares of the Fund are transferable and have no preemptive, subscription or conversion rights. Shares of the Fund are entitled to dividends as declared by the Trustees. In the event of liquidation of the Fund, the Trustees would distribute, after paying or otherwise providing for all charges, taxes, expenses and liabilities belonging to the Fund, the remaining assets belonging to the Fund ratably among the holders of outstanding shares of the Fund.

The Trustees may divide the shares of the Fund into two or more classes having such preferences or special or relative rights and privileges as the Trustees may determine, without obtaining shareholder approval. This power is intended to allow the Trustees to provide for an equitable allocation of the effect of any future regulatory requirements that might affect various classes of shareholders differently. All shares of a particular class of a Fund represent an equal proportionate interest in the assets and liabilities belonging to that Fund allocable to that class. The Trustees have currently authorized the establishment and designation of up to 5 classes of shares for the Fund: Class A Shares, Class L Shares, Class N Shares, Class S Shares and Class Y Shares.

Shares of the Fund entitle their holders to one vote per share, with fractional shares voting proportionally, in the election of Trustees and the termination of the Trust and on other matters submitted to the vote of shareholders.

Shareholder Liability

Strategic Income Fund

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for the obligations of the trust. However, the Declaration of Trust disclaims liability of the shareholders, Trustees or officers for acts or obligations of the Trust, which are binding only on the assets and property of the Trust, and require that notice of such disclaimer be given in each agreement, contract, instrument, or certificate entered into or executed by the Trust, or its Trustees or officers. In addition, the Declaration of Trust provides that shareholders of a Fund are entitled to indemnification out of the assets of their Fund to the extent that they are held personally liable for the obligations of their Fund solely by reason of being or having been a shareholder. Thus, the risk of a shareholder of a Fund incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and his or her Fund is unable to meet its obligations.

Oppenheimer Fund

Oppenheimer Fund’s Declaration of Trust contains an express disclaimer of shareholder liability for Oppenheimer Fund’s obligations. It also provides for indemnification and reimbursement of expenses out of the Fund’s property for any shareholder held personally liable for its obligations. The Declaration of Trust also states that upon request, Oppenheimer Fund shall assume the defense of any claim made against a shareholder for any act or obligation of Oppenheimer Fund and shall satisfy any judgment on that claim. Massachusetts law permits a shareholder of a business trust (such as Oppenheimer Fund) to be held personally liable as a “partner” under certain circumstances. However, the risk that Oppenheimer Fund shareholder will incur financial loss from being held liable as a “partner” of Oppenheimer Fund is limited to the relatively remote circumstances in which Oppenheimer Fund would be unable to meet its obligations.

Oppenheimer Fund’s contractual arrangements state that any person doing business with Oppenheimer Fund (and each shareholder of Oppenheimer Fund) agrees under its Declaration of Trust to look solely to the assets of Oppenheimer Fund for satisfaction of any claim or demand that may arise out of any dealings with Oppenheimer Fund and that the Trustees shall have no personal liability to any such person, to the extent permitted by law.

FINANCIAL STATEMENTS

The statement of additional information relating to this Prospectus/Information Statement includes (or incorporates by reference) the following: (i) the annual reports to shareholders of the Strategic Income Fund for its fiscal year ended October 31, 2008 and of the Oppenheimer Fund dated as of September 30, 2008, both of which include the audited financial statements and financial highlights for the periods indicated therein and the reports of Deloitte & Touche LLP (“Deloitte”), the Strategic Income Fund’s independent registered public accounting firm and the Oppenheimer Fund’s former independent registered public accounting firm; and (ii) the semi-annual reports to shareholders of the Strategic Income Fund for the six-month period ended April 30,2009 and of the Oppenheimer Fund for the six-month period ended March 31, 2009, including the unaudited financial statements and financial highlights for the periods indicated therein.

At a meeting held on August 20, 2008, the Board of the Oppenheimer Fund appointed KPMG LLP as the independent registered public accounting firm to the Oppenheimer Fund for its fiscal year 2009, replacing Deloitte, effective at the conclusion of the fiscal 2008 audit. During the 2007 and 2008 fiscal years the audit reports of Deloitte contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. Further, there were no disagreements between the Oppenheimer Fund and Deloitte on accounting principles, financial statement disclosure or audit scope, which if not resolved to the satisfaction of Deloitte would have caused it to make reference to the disagreements in connection with its reports.

3

                              EXHIBIT 1

AGREEMENT AND PLAN OF REORGANIZATION

AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) dated as of _________, 2009, by and between MassMutual Premier Funds (the “Trust”), a Massachusetts business trust, on behalf of MassMutual Premier Strategic Income Fund (“MML Premier Fund”), Oppenheimer Strategic Income Fund (“Oppenheimer Fund”), a Massachusetts business trust, and, for purposes of Section 8 only, OppenheimerFunds, Inc. (“OFI”).

W I T N E S S E T H:

WHEREAS, the parties are each open-end investment companies of the management type; and

WHEREAS, the parties hereto desire to provide for the reorganization pursuant to Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”), of MML Premier Fund through the acquisition by Oppenheimer Fund of substantially all of the assets of MML Premier Fund in exchange for Class A, Class N and Class Y voting shares of beneficial interest (“shares”) of Oppenheimer Fund and the assumption by Oppenheimer Fund of the liabilities of MML Premier Fund (as set forth in paragraph 1(b) herein), which Class A, Class N and Class Y shares of Oppenheimer Fund are to be distributed by MML Premier Fund pro rata to its shareholders as contemplated in this Agreement, in complete liquidation of MML Premier Fund and complete cancellation of its shares;

NOW, THEREFORE, in consideration of the mutual promises herein contained, the parties hereto agree as follows:

1.     The parties hereto hereby adopt this Agreement and Plan of Reorganization (the “Agreement”) pursuant to Section 368(a) of the Code as follows: The reorganization will be comprised of the acquisition by Oppenheimer Fund of substantially all of the assets of MML Premier Fund in exchange for Class A, Class N and Class Y shares of Oppenheimer Fund and the assumption by Oppenheimer Fund of the Liabilities of MML Premier Fund (as set forth in paragraph 1(b) herein), followed by the distribution of such Class A and Class N shares of Oppenheimer Fund to the Class A and Class N shareholders, respectively, of MML Premier Fund and of such Class Y shares of Oppenheimer Fund to the Class L, Class S and Class Y shareholders of MML Premier Fund in exchange for their shares of MML Premier Fund, all upon and subject to the terms of the Agreement hereinafter set forth.

     The reorganization (the “Reorganization”) will consist of (i) the transfer of the assets of the MML Premier Fund as described below in exchange solely for Class A Shares, Class N Shares, and Class Y Shares (respectively, the “Class A Acquisition Shares,” “Class N Acquisition Shares,” and “Class Y Acquisition Shares” and, together the “Oppenheimer Fund Shares”) of beneficial interest of the Oppenheimer Fund; (ii) the assumption by the Oppenheimer Fund of the Liabilities of the MML Premier Fund (as set forth in paragraph 1(b) herein); and (iii) the distribution, on or after the closing date provided in Section 4 (the “Closing Date”), of the Class A and Class N shares of Oppenheimer Fund to the Class A and Class N shareholders, respectively, of MML Premier Fund, and of such Class Y shares of Oppenheimer Fund to the Class L, Class S and Class Y shareholders of MML Premier Fund and the termination, dissolution and complete liquidation of the MML Premier Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

(a) Assets. The assets of MML Premier Fund to be acquired by Oppenheimer Fund (the “Assets”) shall consist of all property owned by MML Premier Fund, including, without limitation, all cash, securities, commodities, interests in futures and other financial instruments, claims (whether absolute or contingent, known or unknown), receivables (including dividends, interest, principal, subscriptions and other receivables), goodwill and other intangible property, any deferred or prepaid expenses shown as an asset on the books of MML Premier Fund on the Valuation Date, and all other interests, rights, privileges and powers of MML Premier Fund, except that Assets to be acquired by Oppenheimer Fund shall not include (i) the books and records belonging to MML Premier Fund (including any books and records relating to taxes), and (ii) MML Premier Fund's rights under this Agreement. Notwithstanding the previous sentence, MML Premier Fund shall provide or otherwise make available to Oppenheimer Fund such tax information with respect to MML Premier Fund as Oppenheimer Fund may reasonably request to allow Oppenheimer Fund to complete and file its tax returns following the Merger.

(b)Liabilities. MML Premier Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. Oppenheimer Fund shall assume on the Closing Date pursuant to this Agreement all liabilities of MML Premier Fund set forth in MML Premier Fund’s Statement of Assets and Liabilities (the “Liabilities”) as of the Closing Date delivered by MML Premier Fund to Oppenheimer Fund, pursuant to paragraph 10G hereof. Other than debts, liabilities or obligations incurred in the ordinary course of MML Premier Fund’s business or liabilities related to the transactions contemplated by this Agreement, MML Premier Fund shall use its reasonable efforts to not incur any other debts, liabilities or obligations prior to Closing.

The share transfer books of MML Premier Fund will be permanently closed at the close of business on the Valuation Date (as hereinafter defined) and only redemption requests received (or deemed received) in proper form on or prior to the close of business on the Valuation Date shall be fulfilled by MML Premier Fund; redemption requests received (or deemed received) by MML Premier Fund after the close of business on that date shall be treated as requests for the redemption of the shares of Oppenheimer Fund to be distributed to the shareholder in question as provided in Section 5 hereof.

2.     The Closing.

(a) On the Closing Date (as hereinafter defined), MML Premier Fund will sell, assign, convey, transfer and deliver to the Oppenheimer Fund and Oppenheimer Fund will acquire the Assets of MML Premier Fund on that date, in exchange for and against delivery to MML Premier Fund on the Closing Date of a number of Class A, Class N and Class Y shares of Oppenheimer Fund, having an aggregate net asset value equal to the value of the Assets of MML Premier Fund so transferred and delivered.

     (b) On the Closing Date (as hereinafter defined) Oppenheimer Fund shall (i) issue and deliver to the MML Premier Fund:

           (1) the number of Class A Acquisition Shares (including fractional shares, if any) determined by dividing (A) the amount of the Assets of MML Premier Fund attributable to its Class A shares, less the amount of the Liabilities of MML Premier Fund attributable to such shares, computed in the manner and as of the time and date set forth in Section 3, by (B) the net asset value of one Class A Acquisition Share, computed in the manner and as of the time and date set forth in Section 3;

           (2) the number of Class N Acquisition Shares (including fractional shares, if any) determined by dividing (A) the amount of the Assets of MML Premier Fund attributable to its Class N shares, less the amount of the Liabilities of MML Premier Fund attributable to such shares, computed in the manner and as of the time and date set forth in Section 3, by (B) the net asset value of one Class N Acquisition Share, computed in the manner and as of the time and date set forth in Section 3;

          (3) the number of Class Y Acquisition Shares (including fractional shares, if any) issuable in respect of MML Premier Fund's Class L Shares determined by dividing (A) the amount of the Assets of MML Premier Fund attributable to its Class L shares, less the amount of the Liabilities of MML Premier Fund attributable to such shares, computed in the manner and as of the time and date set forth in Section 3, by (B) the net asset value of one Class Y Acquisition Share, computed in the manner and as of the time and date set forth in Section 3;

(4) the number of Class Y Acquisition Shares (including fractional shares, if any) issuable in respect of MML Premier Fund's Class S Shares determined by dividing (A) the amount of the Assets of MML Premier Fund attributable to its Class S shares, less the amount of the Liabilities of MML Premier Fund attributable to such shares, computed in the manner and as of the time and date set forth in Section 3, by (B) the net asset value of one Class Y Acquisition Share, computed in the manner and as of the time and date set forth in Section 3;

(5) the number of Class Y Acquisition Shares (including fractional shares, if any) issuable in respect of MML Premier Fund's Class Y Shares determined by dividing (A) the amount of the Assets of MML Premier Fund attributable to its Class Y shares, less the amount of the Liabilities of MML Premier Fund attributable to such shares, computed in the manner and as of the time and date set forth in Section 3, by (B) the net asset value of one Class Y Acquisition Share, computed in the manner and as of the time and date set forth in Section 3; and

(ii) assume the Liabilities of MML Premier Fund as provided for in this Agreement.

     (c) Upon consummation of the transactions described in subsections (a) and (b) above, MML Premier Fund in complete liquidation shall distribute to its respective shareholders of record as of the Closing Date Oppenheimer Fund Shares received by it. Each Class A shareholder shall be entitled to receive that number of Class A Acquisition Shares equal to (i) the number of Class A shares of MML Premier Fund held by such shareholder divided by the number of such Class A shares of MML Premier Fund outstanding on such date multiplied by (ii) the total number of Class A Acquisition Shares distributable to Class A shareholders of MML Premier Fund. Each Class N shareholder shall be entitled to receive that number of Class N Acquisition Shares equal to (i) the number of Class N shares of MML Premier Fund held by such shareholder divided by the number of such Class N shares of MML Premier Fund outstanding on such date multiplied by (ii) the total number of Class N Acquisition Shares distributable to Class N shareholders of MML Premier Fund. Each Class L shareholder shall be entitled to receive that number of Class Y Acquisition Shares equal to (i) the number of Class L shares of MML Premier Fund held by such shareholder divided by the number of such Class L shares of the MML Premier Fund outstanding on such date multiplied by (ii) the total number of Class Y Acquisition Shares distributable to Class L shareholders of MML Premier Fund determined in accordance with Section 2(b)(3) above. Each Class S shareholder shall be entitled to receive that number of Class Y Acquisition Shares equal to (i) the number of Class S shares of MML Premier Fund held by such shareholder divided by the number of such Class S shares of MML Premier Fund outstanding on such date multiplied by (ii) the total number of Class Y Acquisition Shares distributable to Class S shareholders of MML Premier Fund determined in accordance with Section 2(b)(4) above. Each Class Y shareholder shall be entitled to receive that number of Class Y Acquisition Shares equal to (i) the number of Class Y shares of the MML Premier Fund held by such shareholder divided by the number of such Class Y shares of the MML Premier Fund outstanding on such date multiplied by (ii) the total number of Class Y Acquisition Shares distributable to Class Y shareholders of MML Premier Fund determined in accordance with Section 2(b)(5) above.

Such liquidation and distribution will be accomplished by the transfer of the Oppenheimer Fund Shares then credited to the account of MML Premier Fund on the books of the Oppenheimer Fund to open accounts on the share records of Oppenheimer Fund in the names of MML Premier Fund shareholders and representing the respective numbers of Oppenheimer Fund Shares due to such shareholders. Oppenheimer Fund shall not be obligated to issue certificates representing Oppenheimer Fund Shares in connection with such exchange.

3.     The net asset value of Class A, Class N and Class Y shares of Oppenheimer Fund and the value of the assets of MML Premier Fund to be transferred shall in each case be determined as of the close of business of The New York Stock Exchange on the Valuation Date. The computation of the net asset values of the Class A, Class N and Class Y shares of Oppenheimer Fund and the Class A, Class L, Class N, Class S and Class Y shares of MML Premier Fund shall be done in the manner used by Oppenheimer Fund and MML Premier Fund, respectively, in the computation of such net asset values per share as set forth in their respective prospectuses and/or statements of additional information or charter documents. The methods used by Oppenheimer Fund in such computation shall be applied to the valuation of the assets of MML Premier Fund to be transferred to Oppenheimer Fund.

MML Premier Fund will declare and pay, on or prior to the Valuation Date, a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to MML Premier Fund’s shareholders all of MML Premier Fund’s investment company taxable income for taxable years ending on or prior to the Closing Date (computed without regard to any dividends paid deduction), all of its net tax-exempt income, if any, and all of its net capital gain, if any, realized in taxable years ending on or prior to the Closing Date (after reduction for any capital loss carry-forward).

4.     The closing (the “Closing”) shall be on such date as agreed upon by the parties and will be at such time as the parties may designate or as provided below (the “Closing Date”). The business day preceding the Closing Date is herein referred to as the “Valuation Date.”

In the event that on the Valuation Date either party has, pursuant to the Investment Company Act of 1940, as amended (the “Act”), or any rule, regulation or order thereunder, suspended the redemption of its shares or postponed payment therefor, the Closing Date shall be postponed until the first business day after the date when both parties have ceased such suspension or postponement; provided, however, that if such suspension shall continue for a period of 60 days beyond the Valuation Date, then the other party to this Agreement shall be permitted to terminate this Agreement without liability to either party for such termination.

5.     MML Premier Fund or its transfer agent shall supply a list of MML Premier Fund Shareholders to Oppenheimer Fund (the “Shareholder List”) not later than the Closing Date. The Shareholder List shall indicate, as of the close of business on the Valuation Date, the name and address of each shareholder of MML Premier Fund, indicating his or her share balance. Shareholders of MML Premier Fund holding certificates representing their shares shall not be required to surrender their certificates to anyone in connection with the reorganization. After the Closing Date, however, it will be necessary for such shareholders to surrender their certificates in order to redeem, transfer or pledge the shares of Oppenheimer Fund which they received. The Oppenheimer Fund will provide to MML Premier Fund evidence reasonably satisfactory to the MML Premier Fund that the Oppenheimer Fund Shares issuable pursuant to Section 2 have been credited to MML Premier Fund’s account on the books of Oppenheimer Fund. On the Closing Date, Oppenheimer Fund will provide to MML Premier Fund evidence reasonably satisfactory (such as an officer’s certificate) to MML Premier Fund that such Oppenheimer Fund Shares have been credited pro rata to open accounts in the names of MML Premier Fund shareholders as provided in Section 2.

     MML Premier Fund will pay or cause to be paid to Oppenheimer Fund any interest, cash or such dividends, rights and other payments received by it on or after the Closing Date with respect to the investments and other properties and assets of MML Premier Fund, whether accrued or contingent, received by it on or after the Closing Date. Any such distribution shall be deemed included in the assets transferred to Oppenheimer Fund at the Closing Date and shall not be separately valued unless the securities in respect of which such distribution is made shall have gone "ex" such distribution prior to the Valuation Date, in which case any such distribution which remains unpaid at the Closing Date shall be included in the determination of the value of the assets of MML Premier Fund acquired by Oppenheimer Fund.

6.     Prior to the Closing Date, Oppenheimer Fund will analyze MML Premier Fund's portfolio to ensure its composition is such that, after the Closing, Oppenheimer Fund will be in compliance with all of its investment policies and restrictions. At the Closing, MML Premier Fund shall deliver to Oppenheimer Fund two copies of a list setting forth the securities then owned by MML Premier Fund. Promptly after the Closing, MML Premier Fund shall provide Oppenheimer Fund a list setting forth the respective federal income tax bases thereof.

7.     Portfolio securities or written evidence acceptable to Oppenheimer Fund of record ownership thereof by The Depository Trust Company or through the Federal Reserve Book Entry System or any other depository approved by MML Premier Fund pursuant to Rule 17f-4 and Rule 17f-5 under the Act shall be endorsed and delivered, or transferred by appropriate transfer or assignment documents, by MML Premier Fund on the Closing Date to Oppenheimer Fund, or at its direction, to its custodian bank, in proper form for transfer in such condition as to constitute good delivery thereof in accordance with the custom of brokers and shall be accompanied by all necessary state transfer stamps, if any. The cash delivered shall be in the form of certified or bank cashiers’ checks or by bank wire or intra-bank transfer payable to the order of Oppenheimer Fund. Class A, Class N and Class Y Acquisition Shares of Oppenheimer Fund being delivered against the assets of MML Premier Fund, registered in the name of MML Premier Fund, shall be transferred to MML Premier Fund on the Closing Date. Such shares shall thereupon be assigned by MML Premier Fund to its shareholders so that the shares of Oppenheimer Fund may be distributed as provided in Section 5.

If, at the Closing Date, MML Premier Fund is unable to make delivery under this Section 7 to Oppenheimer Fund of any of its portfolio securities or cash for the reason that any of such securities purchased by MML Premier Fund, or the cash proceeds of a sale of portfolio securities, prior to the Closing Date have not yet been delivered to it or MML Premier Fund’s custodian, then the delivery requirements of this Section 7 with respect to said undelivered securities or cash will be waived and MML Premier Fund will deliver to Oppenheimer Fund by or on the Closing Date with respect to said undelivered securities or cash executed copies of an agreement or agreements of assignment in a form reasonably satisfactory to Oppenheimer Fund, together with such other documents, including a due bill or due bills and brokers’ confirmation slips as may reasonably be required by Oppenheimer Fund.

8.     All fees and expenses of Oppenheimer Fund relating to the proposed Reorganization, including without limitation legal, accounting and transfer agent expenses, will be borne by Oppenheimer Fund. All fees and expenses of MML Premier Fund relating to the proposed Reorganization, including without limitation legal, accounting and transfer agent expenses, will be borne by OFI.

9. At the Closing, each party shall deliver to the other such bills of sale, instruments of assumption of liabilities, checks, assignments, stock certificates, receipts or other documents as such other party or its counsel may reasonably request in connection with the transfer of assets, assumption of liabilities and liquidation contemplated by this Agreement.

10.     The obligations of Oppenheimer Fund hereunder shall be subject to the following conditions:

A.     The Board of Trustees of MML Premier Fund shall have authorized the execution of this Agreement, and the requisite percentage of shareholders of MML Premier Fund shall have approved this Agreement, and MML Premier Fund shall have furnished to Oppenheimer Fund copies of resolutions to that effect certified by the Secretary or the Assistant Secretary of MML Premier Fund; such shareholder approval shall have been by the affirmative vote required by applicable law and its charter documents.

B.     Oppenheimer Fund shall have received a favorable opinion of Ropes & Gray LLP, counsel to MML Premier Fund for the transactions contemplated hereby, dated the Closing Date, with such assumptions and limitations as shall be in the opinion of such firm appropriate to render the opinions expressed therein, and in a form satisfactory to Oppenheimer Fund, to the following effect:

          (1) The Trust has been formed and is validly existing as a voluntary association with transferable shares of beneficial interest commonly referred to as a “Massachusetts business trust” under the laws of The Commonwealth of Massachusetts, and MML Premier Fund is a separate series thereof duly established in accordance with the Agreement and Declaration of Trust and Bylaws of the Trust and applicable law.

(2) This Agreement has been duly authorized, executed and delivered by the Trust, on behalf of MML Premier Fund, and assuming the due authorization, execution and delivery of this Agreement by Oppenheimer Fund, is the valid and binding obligation of the Trust and MML Premier Fund enforceable against the Trust and MML Premier Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors’ rights generally and other equitable principles.

(3) The MML Premier Fund has the power as a series of a business trust to sell, assign, transfer and deliver the assets to be transferred by it hereunder.

(4) The execution and delivery of this Agreement by the Trust on behalf of the MML Premier Fund did not, and the performance by the Trust and the MML Premier Fund of their obligations hereunder will not, violate the Trust’s Agreement and Declaration of Trust or Bylaws, or any provision of any material agreement known to such counsel to which the Trust or the MML Premier Fund is a party or by which it is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any material agreement, judgment or decree to which the Trust or the MML Premier Fund is a party or by which it is bound.

(5) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Trust or the MML Premier Fund of the transactions contemplated by this Agreement, except such as may be required under state securities or blue sky laws or such as have been obtained.

(6) Such counsel does not know of any legal or governmental proceedings relating to the MML Premier Fund existing on or before the Closing Date required to be described in the Trust’s registration statement on Form N-1A, as most recently amended, which are not described as required.

(7) The Trust is registered with the Securities and Exchange Commission as an investment company under the 1940 Act.

C.     The representations and warranties of MML Premier Fund contained herein shall be true and correct at and as of the Closing Date, and Oppenheimer Fund shall have been furnished with a certificate of MML Premier Fund signed by the President or any Vice President and the Treasurer of MML Premier Fund, dated as of the Closing Date, to that effect.

D.     On the Closing Date, Oppenheimer Fund shall have received a certificate of the MML Premier Fund signed by an officer of MML Premier Fund acceptable to Oppenheimer Fund, stating that nothing has come to his or her attention which in his or her judgment would indicate that as of the Closing Date there were any known liabilities of a material amount, actual or contingent, of MML Premier Fund arising out of litigation brought against MML Premier Fund or claims asserted against it, or pending or to the best of his or her knowledge threatened claims or litigation not reflected in or apparent from the most recent audited financial statements and footnotes thereto of MML Premier Fund delivered to Oppenheimer Fund. Such letter may also include such additional statements relating to the scope of the review conducted by such person and his or her responsibilities and liabilities as are not unreasonable under the circumstances.

E.     Oppenheimer Fund shall have received an opinion of K&L Gates LLP, dated as of the Closing Date and in a form satisfactory to Oppenheimer Fund, and based upon such representations of the parties as K&L Gates LLP may reasonably request, to the same effect as the opinion contemplated by Section 11.E. of this Agreement.

F.     Oppenheimer Fund shall have received at the Closing all of the assets of MML Premier Fund to be conveyed hereunder, which assets shall be free and clear of all liens, encumbrances, security interests, restrictions and limitations whatsoever, except as previously disclosed to Oppenheimer Fund.

G.     Upon execution of this Agreement and prior to the Closing Date, MML Premier Fund will prepare and deliver to Oppenheimer Fund a statement of the assets and liabilities of MML Premier Fund (i.e., “trial balance sheet” or such similar statement) as of such date and as frequently as may be reasonably requested by Oppenheimer Fund for review and agreement by both parties to determine that the Assets and Liabilities of MML Premier Fund are being correctly identified in accordance with the terms of this Agreement. MML Premier Fund will deliver at the Closing an updated statement of assets and liabilities of MML Premier Fund as of the close of business on the Valuation Date certified by the Treasurer of MML Premier Fund.

11.     The obligations of MML Premier Fund hereunder shall be subject to the following conditions:

A.     The Board of Trustees of Oppenheimer Fund shall have authorized the execution of this Agreement, and the transactions contemplated thereby, and Oppenheimer Fund shall have furnished to MML Premier Fund copies of resolutions to that effect certified by the Secretary or the Assistant Secretary of Oppenheimer Fund.

B.     MML Premier Fund’s shareholders shall have approved this Agreement by the requisite vote of holders of the outstanding voting securities of the MML Premier Fund and MML Premier Fund shall have furnished Oppenheimer Fund copies of resolutions to that effect certified by the Secretary or an Assistant Secretary of MML Premier Fund.

C.     MML Premier Fund shall have received a favorable opinion of K&L Gates LLP, counsel to Oppenheimer Fund for the transactions contemplated hereby, dated the Closing Date, with such assumptions and limitations as shall be in the opinion of such firm appropriate to render the opinions expressed therein, and in a form satisfactory to MML Premier Fund, to the following effect:

(1) Oppenheimer Fund has been formed and is validly existing as a voluntary association with transferable shares of beneficial interest commonly referred to as a “Massachusetts business trust” under the laws of The Commonwealth of Massachusetts duly established in accordance with its Amended and Restated Declaration of Trust and By-laws of the Oppenheimer Fund, as amended from time to time, and applicable law.

(2) This Agreement has been duly authorized, executed and delivered by the Oppenheimer Fund, and assuming the due authorization, execution and delivery of this Agreement by the Trust, on behalf of the MML Premier Fund, is the valid and binding obligation of the Oppenheimer Fund enforceable against the Oppenheimer Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors’ rights generally and other equitable principles.

(3) The execution and delivery of this Agreement by the Oppenheimer Fund did not, and the performance by the Oppenheimer Fund of its obligations hereunder will not, violate the Oppenheimer Fund’s Declaration of Trust or Bylaws, or any provision of any material agreement known to such counsel to which the Oppenheimer Fund is a party or by which it is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any material agreement, judgment, or decree to which the Oppenheimer Fund is a party or by which it is bound.

(4) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Oppenheimer Fund of the transactions contemplated by this Agreement except such as may be required under state securities or blue sky laws or such as have been obtained.

(5) Such counsel does not know of any legal or governmental proceedings relating to the Oppenheimer Fund existing on or before the Closing Date required to be described in the Oppenheimer Fund’s registration statement on Form N-1A or the Registration Statement (defined herein) which are not described as required.

(6) Oppenheimer Fund is registered with the Securities and Exchange Commission as an investment company under the 1940 Act.

(7) Assuming that a consideration not less than the net asset value thereof has been paid, the Oppenheimer Fund Shares to be issued for transfer to the MML Premier Fund Shareholders as provided by this Agreement are duly authorized and upon such transfer and delivery will be validly issued, fully paid, and, except as set forth in the Registration Statement (defined herein), nonassessable Class A, Class N, and Class Y shares of beneficial interest in the Oppenheimer Fund.

D.     The representations and warranties of Oppenheimer Fund contained herein shall be true and correct at and as of the Closing Date, and MML Premier Fund shall have been furnished with a certificate of the President or a Vice President of Oppenheimer Fund to that effect dated as of the Closing Date.

E.     MML Premier Fund shall have received an opinion of K&L Gates LLP, dated as of the Closing Date and in a form satisfactory to MML Premier Fund, and based upon such representations of the parties as K&L Gates LLP may reasonably request, that the federal tax consequences of the transactions contemplated by this Agreement will be as follows:

(1) The transactions contemplated by this Agreement will qualify as a tax-free “reorganization” within the meaning of Section 368(a)(1) of the Code, and under the regulations promulgated thereunder.

(2) MML Premier Fund and Oppenheimer Fund will each qualify as a “party to a reorganization” within the meaning of Section 368(b)(2) of the Code.

(3) No gain or loss will be recognized by the shareholders of MML Premier Fund upon the distribution of Class A, Class N and/or Class Y shares in Oppenheimer Fund to the shareholders of MML Premier Fund in exchange for their MML Premier Fund shares pursuant to Section 354 of the Code.

(4) Under Section 361(a) of the Code no gain or loss will be recognized by MML Premier Fund upon the transfer of substantially all of its assets to Oppenheimer Fund in exchange for Class A, Class N and Class Y shares of Oppenheimer Fund and the assumption by Oppenheimer Fund of the Liabilities of MML Premier Fund or upon the distribution of such shares of Oppenheimer Fund to the shareholders of MML Premier Fund in liquidation of the MML Premier Fund.

(5) Under Section 358 of the Code, the aggregate tax basis of the Class A, Class N and Class Y shares of Oppenheimer Fund received by each Strategic Income Fund shareholder will be the same as the aggregate tax basis of Strategic Income Fund’s shares exchanged therefor.

(6) Under Section 1223(1) of the Code, a Strategic Income Fund shareholder’s holding period in the Class A, Class N and Class Y shares of Oppenheimer Fund shares received by such shareholder pursuant to the Agreement will include the holding period for Strategic Income Fund shares exchanged therefor, provided that at the time of the reorganization the Strategic Income Fund shares are held by such shareholder as a capital asset.

(7) Under Section 1032 of the Code no gain or loss will be recognized by Oppenheimer Fund by reason of the transfer to it of substantially all of MML Premier Fund’s assets in exchange for Class A, Class N and Class Y shares of Oppenheimer Fund and Oppenheimer Fund’s assumption of the Liabilities of MML Premier Fund.

(8) Under Section 362(b) of the Code, Oppenheimer Fund’s tax basis in the assets of Strategic Income Fund transferred to it pursuant to the Agreement will be the same as the tax basis of such assets in the hands of Strategic Income Fund immediately prior to the transfer.

(9) Under Section 1223(2) of the Code, Oppenheimer Fund’s holding period in the assets of Strategic Income Fund will include Strategic Income Fund’s holding period in such assets.

(10) Oppenheimer Fund will succeed to and take into account the items of MML Premier Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the regulations thereunder.

G.     In connection with MML Premier Fund shareholders’ approval referred to in Section 10A of this Agreement, the Oppenheimer Fund will have prepared an Information Statement/Prospectus to be included in a registration statement on Form N-14 filed by Oppenheimer Fund under the 1933 Act and the 1940 Act (the “Registration Statement”), which Oppenheimer Fund shall have filed for registration under the 1933 Act of the Oppenheimer Fund Shares to be distributed to the MML Premier Fund shareholders pursuant hereto, all in compliance with the 1933 Act and 1940 Act, and such Registration Statement shall have become effective under the 1933 Act and no stop order suspending the effectiveness thereof shall have been issued.

H.     On the Closing Date, MML Premier Fund shall have received a letter from an authorized officer of OppenheimerFunds, Inc. acceptable to MML Premier Fund, stating that nothing has come to his or her attention which in his or her judgment would indicate that as of the Closing Date there were any material, actual or contingent liabilities of Oppenheimer Fund arising out of litigation brought against Oppenheimer Fund or claims asserted against it, or pending or, to the best of his or her knowledge, threatened claims or litigation not reflected in or apparent by the most recent audited financial statements and footnotes thereto of Oppenheimer Fund delivered to MML Premier Fund. Such letter may also include such additional statements relating to the scope of the review conducted by such person and his or her responsibilities and liabilities as are not unreasonable under the circumstances.

I.	MML Premier Fund shall have acknowledged receipt of the Class A, Class N and Class Y shares of Oppenheimer Fund.

J.	Oppenheimer Fund shall have assumed the Liabilities of MML Premier Fund by an instrument reasonably acceptable to MML Premier Fund.

K.     All proceedings taken by the Oppenheimer Fund in connection with the transactions contemplated by this Agreement and all documents incidental thereto shall be reasonably satisfactory in form and substance to the MML Premier Fund.

12.     MML Premier Fund hereby represents and warrants the following as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects as of the Closing Date:

A.     The audited financial statements of MML Premier Fund as of October 31, 2008 and unaudited financial statements as of April 30, 2009 heretofore furnished to Oppenheimer Fund, present fairly the financial position, results of operations, and changes in net assets of MML Premier Fund as of that date, in conformity with generally accepted accounting principles applied on a basis consistent with the preceding year; and that from April 30, 2009 through the date hereof there have not been, and through the Closing Date there will not be, any material adverse change in the business or financial condition of MML Premier Fund, it being agreed that a decrease in the size of MML Premier Fund due to a diminution in the value of its portfolio and/or redemption of its shares shall not be considered a material or adverse change;

B.     Contingent upon the requisite approval of this Agreement by MML Premier Fund’s shareholders, MML Premier Fund has authority to transfer all of the assets of MML Premier Fund to be conveyed hereunder free and clear of all liens, encumbrances, security interests, restrictions and limitations whatsoever;

C.     The prospectus and statement of additional information, as amended and supplemented, contained in MML Premier Fund’s registration statement under the 1933 Act and the 1940 Act on Form N-1A, as of the date of the filing of the last post-effective amendment thereto, as it relates to MML Premier Fund (the “MML Premier Fund Prospectus”), conformed and will as of the Closing Date conform, in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Securities and Exchange Commission thereunder and does not, and will not as of the Closing Date, contain any untrue statement of a material fact or omit to state a material fact relating to the MML Premier Fund required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

     MML Premier Fund is not in violation in any material respect of any provisions of the Trust’s Declaration of Trust or Bylaws or any agreement, indenture, instrument, contract, lease or other undertaking to which MML Premier Fund is a party or by which MML Premier Fund or its assets are bound, and the execution, delivery and performance of this Agreement will not result in any such violation.

D.     There is no material known contingent liability of MML Premier Fund and no known material claim and no material legal, administrative or other proceedings pending or, to the knowledge of MML Premier Fund, threatened against MML Premier Fund, not reflected in the MML Premier Fund Prospectus , the financial statements furnished as described in this Agreement or otherwise disclosed to Oppenheimer Fund; and the MML Premier Fund does not know of any facts which might form the basis for the institution of such proceedings; and the MML Premier Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business or its ability to consummate the transactions contemplated hereby.

E.     Except for this Agreement, there are no material contracts outstanding to which MML Premier Fund is a party other than those entered into in the ordinary course of its business;

F.     MML Premier Fund is a series of a Massachusetts business trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts; and has all material Federal and state authorizations necessary for it to own all of its assets and to carry on its business as now being conducted as a series of a business trust ; and the Trust is duly registered under the Act and such registration has not been rescinded or revoked and is in full force and effect;

G.     All federal and other tax returns and reports of MML Premier Fund required by law to be filed (giving effect to extensions) have been filed, and all such tax returns and reports were true, correct and complete in all material respects as of the time of their filing. All taxes of the MML Premier Fund which are due and payable have been paid. MML Premier Fund is not liable for taxes of any person other than itself and is not a party to any tax sharing or allocation agreement. All of MML Premier Fund’s liabilities for unpaid taxes have been adequately provided for on its books. To the best of the Trust’s or MML Premier Fund’s knowledge, no tax return of MML Premier Fund is currently under audit and MML Premier Fund has not had any tax deficiency or liability asserted against it by the Internal Revenue Service (“IRS”) or any state or local taxing authority that remains outstanding.

H.     MML Premier Fund has met the requirements of subchapter M of the Code for treatment as a “regulated investment company” within the meaning of Sections 851 and 852 of the Code in respect of each taxable year since the commencement of operations, and will continue to meet such requirements at all times through the Closing Date. MML Premier Fund has not at any time since its inception been liable for, nor is it now liable for, nor will it be liable for the taxable period ending on the Closing Date (after giving effect to the distributions described in Section 3) for any material income or excise tax pursuant to Section 852 or 4982 of the Code. There is no other tax liability (foreign, state, local) of MML Premier Fund except as accrued on MML Premier Fund’s books. MML Premier Fund has no earnings and profits accumulated with respect to any taxable year in which the provisions of Subchapter M of the Code did not apply. MML Premier Fund will not be subject to corporate-level taxation on the sale of any assets currently held by it as a result of the application of Section 337(d) of the Code and the regulations thereunder. Except as otherwise disclosed to the Oppenheimer Fund, MML Premier Fund is in compliance in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of dividends and other distributions on and redemptions of its capital stock and has withheld in respect of dividends and other distributions and paid to the proper taxing authority all taxes required to be withheld, and is not liable for any penalties which could be imposed thereunder;

     MML Premier Fund has not received written notification from any tax authority that asserts a position contrary to any of the above representations.

I.     All issued and outstanding shares of MML Premier Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by MML Premier Fund (except as set forth in MML Premier Fund Prospectus), and will have been issued in compliance with all applicable registration or qualification requirements of federal and state securities laws. No options, warrants or other rights to subscribe for or purchase, or securities convertible into, any shares of MML Premier Fund are outstanding; and

J.     The execution, delivery and performance of this Agreement have been duly authorized by the Board of Trustees of the Trust (including the determinations required by Rule 17a-8(a) under the 1940 Act) and by all other necessary trust action on the part of the Trust and MML Premier Fund and MML Premier Fund does not know of any facts which might form the basis for the institution of such proceedings and MML Premier Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business or its ability to consummate the transactions contemplated hereby.

13.

Oppenheimer Fund hereby represents and warrants the following as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing Date:

A.

The audited financial statements of Oppenheimer Fund as of September 30, 2008, and unaudited financial statements as of March 31, 2009 heretofore furnished to MML Premier Fund, present fairly the financial position, results of operations, and changes in net assets of Oppenheimer Fund, as of that date, in conformity with generally accepted accounting principles applied on a basis consistent with the preceding year; and that from March 31, 2009, through the date hereof there have not been, and through the Closing Date there will not be, any material adverse changes in the business or financial condition of Oppenheimer Fund, it being understood that a decrease in the size of Oppenheimer Fund due to a diminution in the value of its portfolio and/or redemption of its shares shall not be considered a material or adverse change

The prospectus and statement of additional information, as amended and supplemented, contained in Oppenheimer Fund’s registration statement under the 1933 Act and 1940 Act on Form N-1A, as of the date of the filing of the last post-effective amendment thereto (the “Oppenheimer Fund Prospectus”), conformed, and will as of the Closing Date conform, in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Securities and Exchange Commission thereunder and does not, and will not as of the Closing Date, contain any untrue statement of a material fact or omit to state a material fact relating to the Oppenheimer Fund required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

     Oppenheimer Fund is not in violation in any material respect of any provisions of Oppenheimer Fund’s Declaration of Trust or Bylaws or any agreement, indenture, instrument, contract, lease or other undertaking to which the Oppenheimer Fund is a party or by which Oppenheimer Fund or its assets are bound, and the execution, delivery and performance of this Agreement will not result in any such violation.

     There is no material known contingent liability of Oppenheimer Fund and no material known claim and no material legal, administrative or other proceedings pending or, to the knowledge of Oppenheimer Fund, threatened against Oppenheimer Fund, not reflected in the Oppenheimer Fund Prospectus and the Oppenheimer Fund does not know of any facts which might form the basis for the institution of such proceedings and the Oppenheimer Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business or its ability to consummate the transactions contemplated hereby.

B.	Except for this Agreement, there are no material contracts outstanding to which Oppenheimer Fund is a party other than those entered into in the ordinary course of its business;

C.

Oppenheimer Fund is a Massachusetts business trust duly organized, validly existing under the laws of the Commonwealth of Massachusetts; and has all material federal and state authorizations necessary for it to own all its assets and to carry on its business as now being conducted and to carry out its obligations under this Agreement; the Class A, Class N and Class Y shares of Oppenheimer Fund which it issues to MML Premier Fund pursuant to this Agreement, when issued, will be duly authorized, validly issued, fully-paid and non-assessable, will conform to the description thereof contained in the Registration Statement and will be duly registered under the 1933 Act and in the states where registration is required; and Oppenheimer Fund is duly registered under the Act and such registration has not been revoked or rescinded and is in full force and effect;

D.

All federal and other tax returns and reports of Oppenheimer Fund required by law to be filed (giving effect to extensions) have been filed, and all such tax returns and reports were true, correct, and complete in all material respects as of the time of their filing. All taxes of Oppenheimer Fund that are due and payable have been paid. Oppenheimer Fund is not liable for taxes of any person other than itself and is not a party to any tax sharing or allocation agreement. All of Oppenheimer Fund’s liabilities for unpaid taxes have been adequately provided for on its books. To the best of the knowledge of Oppenheimer Fund, no tax return of Oppenheimer Fund is currently under audit and Oppenheimer Fund has not had any tax deficiency or liability asserted against it by the IRS or any state or local taxing authority that remains outstanding. To the extent tax returns with respect to the taxable year of Oppenheimer Fund ended September 30, 2009 have not been filed, such returns will be filed when required and the amount of any tax due with respect to such taxable year shall be timely paid;

F.      Oppenheimer Fund has met the requirements of subchapter M of the Code for treatment as a “regulated investment company” within the meaning of Sections 851 and 852 of the Code in respect of each taxable year since the commencement of operations, and will continue to meet such requirements at all times through the Closing Date. Oppenheimer Fund has not at any time since its inception been liable for nor is it now liable for any material income or excise tax pursuant to Section 852 or 4982 of the Code. There is no other tax liability (foreign, state, or local) of Oppenheimer Fund except as accrued on Oppenheimer Fund’s books. Oppenheimer Fund has no earnings and profits accumulated with respect to any taxable year in which the provisions of Subchapter M of the Code did not apply. Oppenheimer Fund will not be subject to corporate-level taxation on the sale of any assets currently held by it as a result of the application of Section 337(d) of the Code and the regulations thereunder. Except as otherwise disclosed to MML Premier Fund, Oppenheimer Fund is in compliance in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of dividends and other distributions on and redemptions of its capital stock and has withheld in respect of dividends and other distributions and paid to the proper taxing authority all taxes required to be withheld, and is not liable for any penalties which could be imposed thereunder.

Oppenheimer Fund has not received written notification from any tax authority that asserts a position contrary to any of the above representations.

G.     Oppenheimer Fund has no current plan or intention (i) to dispose of any of the assets transferred to it by MML Premier Fund, other than in the ordinary course of business, (ii) to redeem or reacquire any of the Class A, Class N or Class Y shares issued by it in the Reorganization other than pursuant to valid requests of shareholders pursuant to Section 22(e) of the 1940 Act, or (iii) to change any of its investment objectives, strategies, policies, risks or restrictions before, on or after the Closing Date. Neither Oppenheimer Fund nor any person related to Oppenheimer Fund (as defined in section 1.368-1(e)(4) of the Treasury Regulations) has acquired or will acquire, directly or indirectly, MML Premier Fund shares with consideration other than Oppenheimer Fund shares.

H.     After consummation of the transactions contemplated by this Agreement, Oppenheimer Fund intends to operate its business in a substantially unchanged manner.

I.      The Registration Statement, and any amendment thereto, from the date of such materials shall (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, provided, however, that the representations and warranties made in this subparagraph 13.I shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information furnished in writing by the MML Premier Fund for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act and the 1940 Act and rules and regulations thereunder.

     The authorized capital of the Oppenheimer Fund consists of an unlimited number of shares of beneficial interest, all with $0.001 par value per share, of such number of different series as the Board of Trustees of the Trust may authorize from time to time. The outstanding shares of beneficial interest in the Oppenheimer Fund as of the Closing Date will be divided into Class A, Class B, Class C, Class N and Class Y shares, each having the characteristics described in the Registration Statement or the Oppenheimer Fund Prospectus. All issued and outstanding shares of the Oppenheimer Fund, including the Oppenheimer Fund Shares issued hereunder, are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable (except as set forth in the Oppenheimer Fund Prospectus) by the Oppenheimer Fund, and will have been issued in compliance with all applicable registration or qualification requirements of federal and state securities laws. No options, warrants or other rights to subscribe for or purchase, or securities convertible into, any shares of the Oppenheimer Fund are outstanding.

     The execution, delivery and performance of this Agreement have been duly authorized by the Board of Trustees of the Oppenheimer Fund (including the determinations required by Rule 17a-8(a) under the 1940 Act) and by all other necessary trust action on the part of the Oppenheimer Fund, and the Oppenheimer Fund does not know of any facts which might form the basis for the institution of such proceedings and the Oppenheimer Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business or its ability to consummate the transactions contemplated hereby.

     The books and records of the Oppenheimer Fund made available to the MML Premier Fund and/or its counsel are substantially true and correct and contain no material misstatements or omissions with respect to the operations of the Oppenheimer Fund.

     No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Oppenheimer Fund of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act, or state securities or blue sky laws, as applicable.

The Oppenheimer Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state securities or blue sky laws necessary to continue its operations after the Closing Date.

14.     Each party hereby represents to the other that no broker or finder has been employed by it with respect to this Agreement or the transactions contemplated hereby. Oppenheimer Fund hereby represents to and covenants with MML Premier Fund that, if the reorganization becomes effective, Oppenheimer Fund will treat each shareholder of MML Premier Fund who received any of Oppenheimer Fund’s shares as a result of the reorganization as having made the minimum initial purchase of shares of Oppenheimer Fund received by such shareholder for the purpose of making additional investments in shares of Oppenheimer Fund, regardless of the value of the shares of Oppenheimer Fund received.

15.     Oppenheimer Fund agrees that it will prepare and file the Registration Statement which shall contain a preliminary form of information statement and prospectus contemplated by Rule 145 under the 1933 Act. Oppenheimer Fund agrees that it will use its best efforts to have the Registration Statement declared effective

Subject to the provisions of this Agreement, MML Premier Fund covenants and agrees to liquidate and dissolve in accordance with applicable law, following the Closing.

16.      Further conditions precedent to the parties:

A. On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, nor instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act and no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

B.     All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state blue sky and securities authorities) deemed necessary by the Trust, the MML Premier Fund, or the Oppenheimer Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Oppenheimer Fund or the MML Premier Fund.

17. Entire Agreement; Survival of Warranties

     This Agreement supersedes all previous correspondence and oral communications between the parties regarding the subject matter hereof, constitutes the only understanding with respect to such subject matter and may not be changed except by a letter of agreement signed by each party hereto.

     With the exception of the obligations expressly contemplated by Section 1 or 2 of this Agreement to be performed after the Closing and the indemnification obligation set forth in Section 18A hereof, the representations, warranties and covenants contained in this Agreement or in any other document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder.

18. Indemnification.

     A. Indemnification by Oppenheimer Fund. Oppenheimer Fund will indemnify and hold harmless, out of the assets of Oppenheimer Fund but no other assets, the Trust, MML Premier Fund, its trustees, and its officers (for purposes of this paragraph, the “Indemnified Parties”) against any and all expenses, losses, claims, damages, and liabilities at any time imposed upon or reasonably incurred by any one or more of the Indemnified Parties in connection with, arising out of, or resulting from any claim, action, suit, or proceeding in which any one or more of the Indemnified Parties may be involved or with which any one or more of the Indemnified Parties may be threatened by reason of any untrue statement or alleged untrue statement of a material fact contained in the Registration Statement to be filed with the Commission by Oppenheimer Fund on Form N-14 relating to the Oppenheimer Fund Shares issuable hereunder, or any amendment or supplement to any thereof, or arising out of, or based upon, the omission or alleged omission to state in any of the foregoing a material fact required to be stated therein or

B. Indemnification by MML Premier Fund. MML Premier Fund will indemnify and hold harmless, out of the assets of MML Premier Fund but no other assets, Oppenheimer Fund, its trustees, and its officers (for purposes of this paragraph, the “Oppenheimer Indemnified Parties”) against any and all expenses, losses, claims, damages, and liabilities at any time imposed upon or reasonably incurred by any one or more of the Oppenheimer Indemnified Parties in connection with, arising out of, or resulting from any claim, action, suit, or proceeding in which any one or more of the Oppenheimer Indemnified Parties may be involved or with which any one or more of the Oppenheimer Indemnified Parties may be threatened by reason of any untrue statement or alleged untrue statement of a material fact or the omission or alleged omission, in the Registration Statement of a material fact, in reliance on information provided by MML Premier Fund to Oppenheimer Fund in writing for inclusion in the Registration Statement insofar as such untrue statement or alleged untrue statement or omission or alleged omission relates to MML Premier Fund.

18.      The obligations of the parties shall be subject to the right of either party to abandon and terminate this Agreement for any reason and there shall be no liability for damages or other recourse available to a party not so terminating this Agreement, provided, however, that in the event that a party shall terminate this Agreement without reasonable cause, the party so terminating shall, upon demand, reimburse the party not so terminating for all expenses, including reasonable out-of-pocket expenses and fees incurred in connection with this Agreement.

19.     The Agreement may be executed in several counterparts, each of which shall be deemed an original, but all taken together shall constitute one Agreement. The rights and obligations of each party pursuant to this Agreement shall not be assignable.

20.     All prior or contemporaneous agreements and representations are merged into this Agreement, which constitutes the entire contract between the parties hereto. No amendment or modification hereof shall be of any force and effect unless in writing and signed by the parties and no party shall be deemed to have waived any provision herein for its benefit unless it executes a written acknowledgment of such waiver.

21.     A copy of the Trust's Amended and Restated Agreement and Declaration of Trust dated August 1, 1994, as amended, to which reference is hereby made is on file at the office of the Secretary of The Commonwealth of Massachusetts and elsewhere as required by law. This Agreement was executed or made by or on behalf of the Trust and the MML Premier Fund by the Trustees or officers of the Trust as Trustees or officers and not individually and the obligations of this Agreement are not binding upon any of them or the shareholders of MML Premier Fund individually but are binding only upon the assets and property of MML Premier Fund.

     Any and all obligations or liabilities of MML Premier Fund arising under or in respect of this Agreement shall be those of the MML Premier Fund, and shall not otherwise be obligations or liabilities of the Trust, and, for clarity, under no circumstances will any other series of the Trust have any obligation or liability under or in respect of this Agreement or the transactions contemplated hereby.

22. A copy of the Oppenheimer Fund’s Amended and Restated Declaration of Trust dated September 25, 2002, to which reference is hereby made is on file at the office of the Secretary of The Commonwealth of Massachusetts and elsewhere as required by law. This Agreement was executed or made by or on behalf of the Oppenheimer Fund by the Trustees or officers of the Oppenheimer Fund as Trustees or officers and not individually and the obligations of this Agreement are not binding upon any of them or the shareholders of the Oppenheimer Fund individually but are binding only upon the assets and property of the Oppenheimer Fund.

IN WITNESS WHEREOF, each of the parties has caused this Agreement to be executed and attested by its officers thereunto duly authorized on the date first set forth above.

MASSMUTUAL PREMIER FUNDS, on behalf of MASSMUTUAL PREMIER STRATEGIC INCOME FUND

By:     ______________________

[name]
[title]

OPPENHEIMER STRATEGIC INCOME FUND

By:      ______________________

Robert G. Zack

Secretary

                         For purposes of Section 8 only:

                         OPPENHEIMERFUNDS, INC.

By:      ______________________

                              Robert G. Zack

                              Executive Vice President &

                              General Counsel

STATEMENT OF ADDITIONAL INFORMATION

TO PROSPECTUS/INFORMATION STATEMENT

Dated September __, 2009

Reorganization of

MASSMUTUAL PREMIER STRATEGIC INCOME FUND
into
OPPENHEIMER STRATEGIC INCOME FUND

This Statement of Additional Information (the “SAI”) to the Prospectus/Information Statement dated September __, 2009 relates specifically to the proposed merger of MassMutual Premier Strategic Income Fund (“Strategic Income Fund”) into Oppenheimer Strategic Income Fund (“Oppenheimer Fund”) pursuant to the Agreement and Plan of Reorganization dated as of ________, 2009 (the “Merger”).

This SAI consists of this Cover Page and the following documents which are incorporated into this SAI by reference: (i) the statement of additional information of the Premier Funds, dated March 2, 2009, and supplemented May 27, 2009; and (ii) and the statement of additional information of Oppenheimer Fund dated January 28, 2009, revised May11, 2009, which includes audited financial statements of Oppenheimer Fund for the 12-month period ended September 30, 2008.

This SAI is not a prospectus; you should read this SAI in conjunction with the Prospectus/Information Statement dated September __, 2009, relating to the Merger. You can request a copy of the Prospectus/Information Statement by calling MassMutual Fund at 1.888.309.3539 or by writing MassMutual Fund at 1295 State Street, Springfield, MA 01111.

PRO FORMA FINANCIAL STATEMENTS

Pro forma financial statements demonstrating the effect of the Merger on the Oppenheimer Fund are not necessary because the net asset value of the Strategic Income Fund does not exceed ten percent of the net asset value of the Oppenheimer Fund as of August 12, 2009.

OPPENHEIMER STRATEGIC INCOME FUND

FORM N-14

PART C

OTHER INFORMATION

Item 15. - Indemnification

Reference is made to the provisions of Article Seventh of Registrant's Amended and Restated Declaration of Trust filed as Exhibit 16(1) to this Registration Statement, and incorporated herein by reference.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “1933 Act”) may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 16. - Exhibits

(1)     Amended and Restated Declaration of Trust dated September 25, 2002: Previously filed with Registrant’s Post-Effective Amendment No. 23, (11/22/02), and incorporated herein by reference.

(2)     (i) Amended and Restated By-Laws dated as of October 24, 2000: Previously filed with Registrant's Post-Effective Amendment No. 21, (1/25/01), and incorporated herein by reference.

     (ii) Amendment No. 1 dated as of October 23, 2001 to the Amended and Restated By-Laws dated as of October 24, 2000: Previously filed with Registrant’s Post-Effective Amendment No. 29, (2/1/07), and incorporated herein by reference.

     (iii) Amendment No. 2 dated as of December 16, 2002 to the Amended and Restated By-Laws dated as of October 24, 2000: Previously filed with Registrant’s Post-Effective Amendment No. 29, (2/1/07), and incorporated herein by reference.

     (iv) Amendment No. 3 dated as of March 1, 2005 to the Amended and Restated By-Laws dated as of October 24, 2000: Previously filed with Registrant’s Post-Effective Amendment No. 29, (2/1/07), and incorporated herein by reference.

(3)     Not Applicable.

(4)     Not Applicable.

(5)     (i)     Specimen Class A Share Certificate: Previously filed with Registrant’s Post-Effective Amendment No. 22 (1/28/02), and incorporated herein by reference.

     (ii)     Specimen Class B Share Certificate: Previously filed with Registrant’s Post-Effective Amendment No. 22 (1/28/02), and incorporated herein by reference.

     (iii)     Specimen Class C Share Certificate: Previously filed with Registrant’s Post-Effective Amendment No. 22 (1/28/02), and incorporated herein by reference.

     (iv)     Specimen Class N Share Certificate: Previously filed with Registrant’s Post-Effective Amendment No. 22 (1/28/02), and incorporated herein by reference.

     (v)     Specimen Class Y Share Certificate: Previously filed with Registrant’s Post-Effective Amendment No. 22 (1/28/02), and incorporated herein by reference.

(6)     Amended and Restated Investment Advisory Agreement dated as of January 1, 2006: Previously filed with Registrant’s Post-Effective Amendment No. 29, (2/1/07), and incorporated herein by reference.

(7)     (i)     General Distributor's Agreement dated 10/13/92: Previously filed with Registrant's Post-Effective Amendment No. 5, (12/3/92), and refiled with Registrant’s Post-Effective Amendment No. 9, (1/31/95), pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

(ii)     Form of Dealer Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective Amendment No. 34 to the Registration Statement of Oppenheimer Main Street Funds, Inc. (Reg. No.33-17850), (10/23/06), and incorporated herein by reference.

(iii)     Form of Broker Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective Amendment No. 34 to the Registration Statement of Oppenheimer Main Street Funds, Inc. (Reg. No.33-17850), (10/23/06), and incorporated herein by reference.

(iv)     Form of Agency Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective Amendment No. 34 to the Registration Statement of Oppenheimer Main Street Funds, Inc. (Reg. No.33-17850), (10/23/06), and incorporated herein by reference.

     (v)     Form of Trust Company Fund/SERV Purchase Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective Amendment No. 45 to the Registration Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076), (10/26/01), and incorporated herein by reference.

     (vi)     Form of Trust Company Agency Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective Amendment No. 34 to the Registration Statement of Oppenheimer Main Street Funds, Inc. (Reg. No.33-17850), (10/23/06), and incorporated herein by reference.

(8)     Form of Oppenheimer Funds Compensation Deferral Plan, As Amended and Restated

Effective January 1, 2008: Previously filed with Post-Effective Amendment No. 2 to the Registration Statement of Oppenheimer Portfolio Series Fixed Income Active Allocation Fund (Reg. No. 333-146105), (5/29/09), and incorporated herein by reference.

(9) Global Custody Agreement dated August 16, 2002: Previously filed with Post-Effective

Amendment No. 51 to the Registration Statement of Oppenheimer Capital Appreciation Fund (Reg. No. 2-69719), (10/23/06), and incorporated herein by reference.

(10)     (i)     Amended and Restated Service Plan and Agreement for Class A shares dated as of October 28, 2005: Previously filed with Registrant’s Post-Effective Amendment No. 29, (2/1/07), and incorporated herein by reference.

(ii)     Amended and Restated Distribution and Service Plan and Agreement for Class B shares dated as of October 28, 2005: Previously filed with Registrant’s Post-Effective Amendment No. 29, (2/1/07), and incorporated herein by reference.

(iii)     Amended and Restated Distribution and Service Plan and Agreement for Class C shares dated as of October 28, 2005: Previously filed with Registrant’s Post-Effective Amendment No. 29, (2/1/07), and incorporated herein by reference.

(iv)     Amended and Restated Distribution and Service Plan and Agreement for Class N shares dated as of October 28, 2005: Previously filed with Registrant’s Post-Effective Amendment No. 29, (2/1/07), and incorporated herein by reference.

     (v) Oppenheimer Funds Multiple Class Plan under Rule 18f-3 updated through 8/20/08: Previously filed with the Post-Effective Amendment No. 23 to the Registration Statement of Oppenheimer Senior Floating rate Fund (Reg. No. 333-128848), (11/26/08), and incorporated herein by reference.

(11)     Opinion and Consent of K&L Gates LLP: Filed Herewith.

(12)     Tax Opinion: to be filed by Amendment

(13)     Consent of Deloitte & Touche LLP: Filed Herewith.

(14)     Consent of Deloitte & Touche LLP: Filed Herewith.

(15)     No Applicable.

(16)

Powers of Attorney dated August 20, 2008 for all Trustees/Directors and Officers: Previously filed with the Pre-Effective Amendment No. 1 to the Registration Statement of Oppenheimer Target Distribution Fund (Reg. No. 333-153032), (10/29/08), and incorporated herein by reference.

(17)	(a) Registrant’s prospectus dated January 28, 2009, and supplemented March 31, 2009 and May 15, 2009: Filed Herewith.

     (b) Registrant’s statement of additional information dated January 28, 2009, revised May 11, 2009: Filed Herewith.

Item 17. – Undertakings

(1)     The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)     The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement or the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees to file an opinion of counsel supporting the tax consequences of the proposed reorganization as an amendment to this registration statement within a reasonable time after receipt of such opinion.

SIGNATURES

As required by the Securities Act of 1933, as amended, this registration statement has been signed on behalf of the registrant, in the City of New York and State of New York, on the 11th day of August, 2009.

Oppenheimer Strategic Income Fund

By: /s/ John V. Murphy*
---------------------------------------------

John V. Murphy, President,

Principal Executive Officer & Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                              Title                                                                   Date

/s/ William Armstrong*          Chairman of the

William Armstrong                 Board of Trustees                                               August 11, 2009

/s/ John V. Murphy*                President, Principal
John V. Murphy                       Executive Officer and Trustee                            August 11, 2009

/s/ Brian W. Wixted*              Treasurer, Principal                                            August 11, 2009
Brian W. Wixted                     Financial & Accounting Officer

/s/ George C. Bowen*            Trustee                                                                August 11, 2009

George C. Bowen

/s/ Edward L. Cameron*          Trustee                                                              August 11, 2009

Edward L. Cameron

/s/ John S. Fossel*                    Trustee                                                             August 11, 2009

John S. Fossel

/s/ Sam Freedman*                    Trustee                                                             August 11, 2009
Mary F. Miller

/s/ Beverly L. Hamilton*           Trustee                                                             August 11, 2008

Beverly L. Hamilton

/s/ Robert J. Malone*                Trustee                                                             August 11, 2009

Robert J. Malone

/s/ F. William Marshall, Jr.*     Trustee                                                              August 11, 2009

F. William Marshall, Jr.

*By:     /s/ Kathleen T. Ives
     Kathleen T. Ives, Attorney-in-Fact

OPPENHEIMER STRATEGIC INCOME FUND

EXHIBIT INDEX

Exhibit No.     Description

(11)     Opinion and Consent of K&L Gates.

(13)     Consent of Deloitte & Touche LLP.

(14)     Consent of Deloitte & Touche LLP.

(17)     (a) Registrant’s prospectus dated January 28, 2009, and supplemented March 31, 2009 and May 15, 2009.

     (b) Registrant’s statement of additional information dated January 28, 2009, revised May 11, 2009.